As filed with the Securities and Exchange Commission on December 1, 2015

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-08846

Tributary Funds, Inc.

Tributary Capital Management, LLC
1620 Dodge Street
Omaha, Nebraska 68197

Karen Shaw
Atlantic Fund Services, LLC
Three Canal Plaza, Suite 600
Portland, ME 04101

Registrant’s telephone number, including area code: (800) 662-4203

Date of fiscal year end: March 31

Date of reporting period: April 1, 2015 – September 30, 2015

ITEM 1. REPORT TO STOCKHOLDERS.

TRIBUTARY FUNDS

Tributary Funds®

Semi-Annual Report

September 30, 2015

Tributary Short-Intermediate Bond Fund
Institutional Class: FOSIX
Institutional Plus Class: FOSPX

Tributary Income Fund
Institutional Class: FOINX
Institutional Plus Class: FOIPX

Tributary Balanced Fund
Institutional Class: FOBAX
Institutional Plus Class: FOBPX

Tributary Growth Opportunities Fund
Institutional Class: FOGRX
Institutional Plus Class: FOGPX

Tributary Small Company Fund
Institutional Class: FOSCX
Institutional Plus Class: FOSBX

Notice to Investors

Shares of Tributary Funds:

• Are Not FDIC Insured • May Lose Value • Have No Bank Guarantee

Investors should carefully consider the investment objectives, risks, charges and expenses of the Tributary Funds. Mutual funds involve risk including loss of principal. This and other important information about the Tributary Funds is contained in the prospectus, which can be obtained by calling 1-800-662-4203 or by visiting www.tributaryfunds.com. The prospectus should be read carefully before investing. The Tributary Funds are distributed by Northern Lights Distributors, LLC member FINRA. Northern Lights and the Tributary Funds' investment adviser are not affiliated.

SEMI-ANNUAL REPORT 2015

Table of Contents

Shareholder Letter	1
Portfolio Composition	2
Schedules of Portfolio Investments	3
Statements of Assets and Liabilities	21
Statements of Operations	23
Statements of Changes in Net Assets	25
Financial Highlights	27
Notes to Financial Statements	29
Additional Fund Information	36
Investment Advisory Agreement Approval	38

SEMI-ANNUAL REPORT 2015

Dear Shareholder:

We continue to be pleased with the execution of the strategic plan the Tributary Funds’ Board of Directors put in place beginning in 2008.  Since that time we’ve closed four funds, while simultaneously growing assets under management by over 100%.  We have accomplished this by analyzing and rationalizing each of our funds, then focusing on those funds that have a clear competitive advantage in specialized asset classes. We have also worked hard to solicit selling agreements to distribute our funds to over 30 mutual fund platforms and super markets broadening the ability and reach of the complex.  We will continue to look for opportunities to open new funds, but will be selective by sticking to our philosophy of managing funds in niche asset classes where we believe we have a clear competitive advantage.

The last 6 months have been difficult for the capital markets, with most asset classes posting negative returns. Small and mid-size companies experienced a decline of over 10%, more commonly referred to as a correction.  Although delivering negative returns, the Small Company Fund significantly outperformed its peers, particularly in the 3rd quarter, putting it in the top 1% of its peer group.  The Growth Opportunities and Balanced Funds underperformed their peers, mainly driven by weak performance in Health Care and Consumer Staples.  The Income Fund and the Short Intermediate Fund performed roughly in line, with the Short Intermediate Fund managing to eke out the only positive return in the lineup over the last 6 months.

The economic environment continues to be a bit of a conundrum, with decent, if not spectacular growth in the U.S.  We are seeing some slowing in the rate of growth in the world’s second largest economy, China.  Natural resource rich, emerging economies are feeling the brunt of slow growth in the U.S. and declining growth in China; thereby lessening the demand for the commodities that these emerging countries produce and rely upon for their economic stability.

Macro themes in the U.S. continue to work against the ability of our economy to grow at the 4-5% rates we normally would expect to see in post recessionary recoveries.  Examples include a significantly difficult regulatory environment, unfriendly populist push against business, and an antiquated and paradoxical corporate tax code keeping huge sums of corporate profits overseas.

As to Fed policy, there appears to have been some shift in the psychology of market participants towards an acceptance that interest rates will have to rise at some point in time.  This has pushed equity market participation away from momentum driven lower quality stocks back towards higher quality value oriented stocks.  This phenomenon is known as “risk off”.  There still remains volatility in the global markets, and probably will remain for some period of time.  The third quarter of this year was the first significant correction we have seen since 2008, and while probably healthy, might act to increase the short term “noise” in the markets.

This delay in raising interest rates is somewhat of a mystery to many.  I recently appeared on a panel with one of the Kansas City Fed’s economists, who articulated the argument for delay.  With anemic growth worldwide, the U.S. remains the best of the worst, if you will.  Our government bonds, even at historically low rates, yield more than almost all other developed countries around the world.  These variables have attracted capital into our economy, increasing the value of our dollar.  A strong dollar then creates headwinds for the U.S. vis-à-vis our exports, causing growth to slow.

The good news is that even with all of these challenges, the U.S. economy continues to chug along with corporate balance sheets flush with cash and looking for opportunities to be deployed, should we get clarity and greater confidence from our policy makers.  The consumer has been paying off debt and saving more, and the annual red ink run by our Government has been shrinking courtesy of the sequester agreement negotiated by President Obama and Speaker John Boehner several years ago.

Thank you, shareholders, for placing your trust in us to manage your money.

Best regards,

Stephen R. Frantz
President
sfrantz@tributarycapital.com

Comments are provides as a general market overview and should not be considered investment advice or predictive of any future market performance.

1

SEMI-ANNUAL REPORT 2015

PORTFOLIO COMPOSITION* September 30, 2015 (Unaudited)

Percentage
of Total
Short-Intermediate Bond Fund	Investments

Corporate Bonds	26.7%
U.S. Treasury Securities	19.8%
Non-Agency Residential Mortgage Backed Securities	19.3%
Asset Backed Securities	15.9%
Non-Agency Commercial Mortgage Backed Securities	11.0%
U.S. Government Mortgage Backed Securities	3.5%
Municipals	2.3%
Short-Term Investments	1.1%
Preferred Stocks	0.4%

100.0%

FA

Percentage
of Total
Income Fund	Investments

Corporate Bonds	24.0%
U.S. Treasury Securities	19.3%
U.S. Government Mortgage Backed Securities	19.2%
Non-Agency Residential Mortgage BackedSecurities	14.5%
Asset Backed Securities	9.7%
Non-Agency Commercial Mortgage Backed Securities	8.1%
Municipals	2.1%
Short-Term Investments	1.8%
Investment Company	0.7%
Preferred Stocks	0.3%
Exchange Traded Funds	0.3%

100.0%

AFA

Percentage
of Total
Balanced Fund	Investments

Government Securities	18.2%
Information Technology	16.1%
Financials	12.7%
Consumer Discretionary	11.8%
Health Care	9.7%
Industrials	7.5%
Consumer Staples	6.4%
Short-Term Investments	5.6%
Energy	3.0%
Asset-Backed Securities	2.1%
Non-Agency Commercial Mortgage Backed Securities	1.9%
Materials	1.5%
Non-Agency Residential Mortgage Backed Securities	1.3%
Utilities	1.1%
U.S. Government Mortgage Backed Securities	0.7%
Telecommunication Services	0.4%

100.0%

Percentage
of Total
Growth Opportunities Fund	Investments

Consumer Discretionary	23.0%
Information Technology	19.2%
Health Care	16.8%
Industrials	11.4%
Financials	10.4%
Consumer Staples	6.5%
Materials	2.1%
Energy	1.7%
Utilities	1.1%
Short-Term Investments	7.8%

100.0%
AFA

Percentage
of Total
Small Company Fund	Investments

Financials	25.1%
Information Technology	17.7%
Health Care	15.0%
Industrials	13.9%
Consumer Discretionary	10.9%
Materials	4.4%
Consumer Staples	3.8%
Utilities	3.7%
Energy	3.5%
Short-Term Investments	2.0%

100.0%

* Portfolio composition is as of September 30, 2015 and is subject to change.

2	See accompanying Notes to Financial Statements.

SEMI-ANNUAL REPORT 2015

SCHEDULES OF PORTFOLIO INVESTMENTS September 30, 2015 (Unaudited)

SHORT-INTERMEDIATE BOND FUND

Principal Amount	Security Description	Value

Non-U.S. Government Agency Asset-Backed Securities - 46.1%

Asset Backed Securities - 15.8%
$725,000	Ally Auto Receivables Trust, 1.53%, 04/15/19	$727,157
865,000	American Express Credit Account Master Trust, 0.58%, 12/15/21 (a)	863,632
1,035,000	Ascentium Equipment Receivables, LLC, 1.61%, 10/13/20 (b)	1,040,983
1,185,000	BA Credit Card Trust, 1.36%, 09/15/20	1,187,167
720,000	Cabela's Credit Card Master Note Trust, 1.45%, 06/15/20 (b)	723,067
975,000	Cabela's Credit Card Master Note Trust, 2.17%, 08/16/21 (b)	993,574
510,000	Capital One Multi-Asset Execution Trust, 1.48%, 07/15/20	513,445
580,000	Capital One Multi-Asset Execution Trust, 1.60%, 05/17/21	584,548
965,000	Chase Issuance Trust, 1.15%, 01/15/19	967,863
1,124,000	Citibank Credit Card Issuance Trust, 5.65%, 09/20/19	1,221,732
200,212	CNL Commercial Mortgage Loan Trust REMIC, 0.63%, 10/25/30 (a)(b)	186,146
1,105,000	Crown Castle Towers, LLC, 4.17%, 08/15/17 (b)	1,132,444
585,000	Eaton Vance CLO, Ltd., 1.74%, 07/15/26 (a)(b)	581,284
1,165,000	Ford Credit Auto Owner Trust, 1.27%, 12/15/17	1,169,716
205,000	Ford Credit Floorplan Master Owner Trust, 1.37%, 01/15/18	205,077
915,000	Ford Credit Floorplan Master Owner Trust, 3.50%, 01/15/19	936,596
975,000	GE Equipment Transportation, LLC, 1.23%, 03/24/21	978,663
700,000	Honda Auto Receivables Owner Trust, 1.18%, 05/18/20	701,286
190,000	OneMain Financial Issuance Trust, 2.43%, 06/18/24 (b)	189,994
699,179	Preferred Term Securities XII, Ltd./Preferred Term Securities XII, Inc., 1.03%, 12/24/33 (a)(b)	587,310
669,713	Preferred Term Securities XIV, Ltd. / Preferred Term Securities XIV, Inc., 0.81%, 06/24/34 (a)(b)	525,725
669,059	Preferred Term Securities XXIV, Ltd./Preferred Term Securities XXIV, Inc., 0.64%, 03/22/37 (a)(b)	501,794
585,000	Voya CLO, Ltd., 1.74%, 01/18/26 (a)(b)	579,280
		17,098,483

Principal Amount	Security Description	Value

Non-Agency Commercial Mortgage Backed Securities - 11.0%
$343,390	7 WTC Depositor LLC Trust REMIC, 4.08%, 03/13/31 (b)	$351,650
335,000	Banc of America Large Loan Trust REMIC, 8.70%, 01/25/42 (a)(b)	359,484
904,097	Bayview Commercial Asset Trust REMIC, 1.06%, 12/25/33 (a)(b)	871,459
1,850,925	COMM Mortgage Trust Interest Only REMIC, 1.65%, 03/10/46 (a)	104,581
173,223	DBUBS Mortgage Trust Interest Only REMIC, 1.48%, 08/10/44 (a)(b)	1,860
3,365,655	Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates Interest Only REMIC, 1.73%, 08/25/16 (a)	27,534
540,000	FREMF Mortgage Trust REMIC, 4.30%, 09/25/44 (a)(b)	562,373
735,000	FREMF Mortgage Trust REMIC, 2.83%, 03/25/45 (a)(b)	744,619
487,539	GS Mortgage Securities Trust REMIC, 3.65%, 03/10/44 (b)	488,110
1,135,000	JP Morgan Chase Commercial Mortgage Securities Trust REMIC, 1.46%, 01/15/32 (a)(b)	1,129,567
980,000	JP Morgan Chase Commercial Mortgage Securities Trust REMIC, 2.67%, 01/15/46	1,007,237
560,000	JP Morgan Chase Commercial Mortgage Securities Trust REMIC, 4.11%, 07/15/46 (b)	590,989
1,060,000	JPMBB Commercial Mortgage Securities Trust REMIC, 2.42%, 07/15/45	1,082,262
535,375	JPMBB Commercial Mortgage Securities Trust REMIC, 1.25%, 02/15/47	535,326
1,730,866	Morgan Stanley Bank of America Merrill Lynch Trust Interest Only REMIC, 1.59%, 12/15/48 (a)	92,558
823,664	Morgan Stanley Capital I, Inc. REMIC, 3.22%, 07/15/49	836,232
467,000	Wells Fargo Commercial Mortgage Trust REMIC, 2.53%, 10/15/45	474,647
1,010,000	Wells Fargo Commercial Mortgage Trust REMIC, 2.97%, 12/15/47	1,049,464
246,500	Wells Fargo-RBS Commercial Mortgage Trust Interest Only REMIC, 1.22%, 02/15/44 (a)(b)	6,084
725,000	Wells Fargo-RBS Commercial Mortgage Trust REMIC, 4.00%, 03/15/44 (b)	764,317
825,000	Wells Fargo-RBS Commercial Mortgage Trust REMIC, 2.19%, 04/15/45	829,667
		11,910,020

See accompanying Notes to Financial Statements.	3

SEMI-ANNUAL REPORT 2015

SCHEDULES OF PORTFOLIO INVESTMENTS September 30, 2015 (Unaudited)

SHORT-INTERMEDIATE BOND FUND

Principal Amount	Security Description	Value

Non-Agency Residential Mortgage Backed Securities - 19.3%
$142,645	Bayview Financial Acquisition Trust REMIC, 6.21%, 05/28/37 (c)	$149,847
22,997	Chase Mortgage Finance Trust REMIC, 5.50%, 05/25/35	23,117
831,188	Citicorp Residential Mortgage Trust REMIC, 5.74%, 07/25/36 (c)	854,664
259,798	Citicorp Residential Mortgage Trust REMIC, 5.74%, 07/25/36 (c)	267,907
959,202	Citicorp Residential Mortgage Trust REMIC, 5.78%, 09/25/36 (c)	1,001,373
301,594	Citigroup Global Markets Mortgage Securities VII, Inc. REMIC, 6.93%, 08/25/28	307,841
459,463	Citigroup Mortgage Loan Trust REMIC, 4.00%, 01/25/35 (a)(b)	475,099
551,086	Citigroup Mortgage Loan Trust REMIC, 0.34%, 08/25/36 (a)	527,781
81,079	CitiMortgage Alternative Loan Trust REMIC, 5.25%, 03/25/21	82,058
348,717	Countrywide Asset-Backed Certificates REMIC, 0.56%, 11/25/35 (a)(b)	344,547
268,393	Countrywide Asset-Backed Certificates REMIC, 0.37%, 07/25/36 (a)	262,966
41,060	Credit Suisse First Boston Mortgage Securities Corp. REMIC, 5.00%, 08/25/20	40,975
229,716	Credit-Based Asset Servicing and Securitization, LLC REMIC, 1.32%, 02/25/33 (a)	212,409
797,982	Credit-Based Asset Servicing and Securitization, LLC REMIC, 6.02%, 12/25/37 (b)(c)	833,759
805,006	First NLC Trust REMIC, 0.46%, 02/25/36 (a)	790,294
654,354	Fremont Home Loan Trust REMIC, 1.06%, 11/25/34 (a)	569,448
433,015	Goldman Sachs Alternative Mortgage Products Trust REMIC, 0.84%, 03/25/34 (a)	432,814
149,610	Goldman Sachs Alternative Mortgage Products Trust REMIC, 0.40%, 01/25/36 (a)	147,199
1,200,000	Goldman Sachs Alternative Mortgage Products Trust REMIC, 0.69%, 05/25/36 (a)(b)	1,112,185
244,531	Irwin Home Equity Loan Trust, 1.54%, 02/25/29 (a)	235,495
204,275	Irwin Whole Loan Home Equity Trust REMIC, 1.29%, 11/25/28 (a)	199,959
300,444	Irwin Whole Loan Home Equity Trust REMIC, 0.66%, 12/25/29 (a)	293,283

Principal Amount	Security Description	Value

$1,182,657	Irwin Whole Loan Home Equity Trust REMIC, 1.54%, 06/25/34 (a)	$1,126,292
840,000	JP Morgan Mortgage Acquisition Trust REMIC, 0.42%, 07/25/36 (a)	796,751
384,745	Lehman ABS Manufactured Housing Contract Trust REMIC, 4.35%, 04/15/40	395,188
895,000	Long Beach Mortgage Loan Trust REMIC, 1.09%, 10/25/34 (a)	850,004
121,800	Long Beach Mortgage Loan Trust REMIC, 0.93%, 04/25/35 (a)	121,729
178,510	Morgan Stanley Home Equity Loan Trust REMIC, 0.90%, 12/25/34 (a)	178,334
185,800	New Residential Mortgage Loan Trust REMIC, 3.75%, 11/25/54 (a)(b)	192,257
188,768	Nomura Asset Acceptance Corp. Alternative Loan Trust REMIC, 6.00%, 03/25/47 (c)	150,891
210,000	NovaStar Mortgage Funding Trust REMIC, 1.92%, 03/25/35 (a)	203,457
939,201	Oakwood Mortgage Investors, Inc. REMIC, 0.58%, 03/15/18 (a)(b)	888,433
316,968	Origen Manufactured Housing Contract Trust, 5.91%, 01/15/35 (a)	331,592
606,050	Park Place Securities, Inc. Asset-Backed Pass-Through Certificates REMIC, 1.17%, 10/25/34 (a)	599,533
327,471	Popular ABS Mortgage Pass-Through Trust REMIC, 4.50%, 11/25/35 (c)	327,012
547,238	Renaissance Home Equity Loan Trust REMIC, 4.50%, 08/25/35 (c)	548,019
391,669	Residential Accredit Loans, Inc. Trust REMIC, 14.40%, 03/25/18 (a)	415,628
63,447	Residential Accredit Loans, Inc. Trust REMIC, 6.00%, 10/25/34	66,433
136,681	Residential Accredit Loans, Inc. Trust REMIC, 5.50%, 02/25/35	136,831
47,897	Residential Asset Mortgage Products, Inc. Trust REMIC, 4.02%, 03/25/33 (a)	47,999
850,000	Residential Asset Mortgage Products, Inc. Trust REMIC, 0.70%, 06/25/35 (a)	830,613
179,212	Residential Asset Securities Corp. Trust REMIC, 5.96%, 09/25/31 (a)	183,572
149,020	Residential Asset Securities Corp. Trust REMIC, 4.47%, 03/25/32 (a)	149,868
183,492	Residential Asset Securities Corp. Trust REMIC, 3.87%, 05/25/33 (a)	186,739
75,764	Residential Asset Securities Corp. Trust REMIC, 4.54%, 12/25/33 (a)	77,799
162,614	Residential Asset Securitization Trust REMIC, 3.75%, 10/25/18	163,113

4	See accompanying Notes to Financial Statements.

SEMI-ANNUAL REPORT 2015

SCHEDULES OF PORTFOLIO INVESTMENTS September 30, 2015 (Unaudited)

SHORT-INTERMEDIATE BOND FUND

Principal Amount	Security Description	Value

$440,000	Springleaf Mortgage Loan Trust REMIC, 4.44%, 12/25/59 (a)(b)	$440,708
980,000	Springleaf Mortgage Loan Trust REMIC, 3.56%, 12/25/59 (a)(b)	981,060
547,580	Structured Asset Securities Corp. Mortgage Loan Trust REMIC, 5.73%, 06/25/35 (c)	557,537
170,146	Structured Asset Securities Corp. Mortgage Pass-Through Certificates REMIC, 1.84%, 11/25/34 (a)	164,552
269,415	Vanderbilt Acquisition Loan Trust REMIC, 7.33%, 05/07/32 (a)	288,825
155,423	Vanderbilt Mortgage Finance REMIC, 6.57%, 08/07/24	156,402
91,092	Wells Fargo Home Equity Asset-Backed Securities Trust REMIC, 0.57%, 12/25/35 (a)	90,296
42,578	Wells Fargo Home Equity Asset-Backed Securities Trust REMIC, 0.33%, 07/25/36 (a)	42,473
		20,854,960

Total Non-U.S. Government Agency Asset-Backed Securities (Cost $49,611,515)	49,863,463

Corporate Bonds - 26.6%

Consumer Discretionary - 4.7%
440,000	AMC Networks, Inc., 4.75%, 12/15/22	414,700
449,000	DIRECTV Holdings, LLC / DIRECTV Financing Co., Inc., 2.40%, 03/15/17	454,935
560,000	DIRECTV Holdings, LLC / DIRECTV Financing Co., Inc., 3.80%, 03/15/22	563,818
405,000	Hanesbrands, Inc., 6.38%, 12/15/20	419,175
320,000	Hilton Worldwide Finance, LLC / Hilton Worldwide Finance Corp., 5.63%, 10/15/21	330,400
292,000	Mohawk Industries, Inc., 6.13%, 01/15/16 (d)	295,892
1,045,000	Newell Rubbermaid, Inc., 2.05%, 12/01/17	1,046,645
395,000	PVH Corp., 4.50%, 12/15/22	382,163
405,000	The Goodyear Tire & Rubber Co., 6.50%, 03/01/21	424,237
695,000	Whirlpool Corp., 1.65%, 11/01/17	697,158
		5,029,123
Consumer Staples - 3.1%
562,000	Bottling Group, LLC, 5.13%, 01/15/19	621,091
825,000	Cargill, Inc., 1.90%, 03/01/17 (b)	831,693
835,000	Church & Dwight Co., Inc., 3.35%, 12/15/15	838,103

Principal Amount	Security Description	Value

$550,000	Church & Dwight Co., Inc., 2.45%, 12/15/19	$553,962
119,000	Kraft Heinz Foods Co., 4.88%, 02/15/25 (b)	127,023
395,000	Land O'Lakes Capital Trust I, 7.45%, 03/15/28 (b)	414,750
		3,386,622
Energy - 1.4%
900,000	Anadarko Petroleum Corp., 6.38%, 09/15/17	971,217
500,000	Occidental Petroleum Corp., 1.75%, 02/15/17	504,339
		1,475,556
Financials - 12.7%
910,000	American Express Bank FSB, 0.51%, 06/12/17 (a)	904,974
1,150,000	American Honda Finance Corp., 1.60%, 02/16/18 (b)	1,151,743
1,005,000	Bank of America Corp., MTN, 5.65%, 05/01/18	1,096,273
1,052,000	Citigroup, Inc., 2.55%, 04/08/19	1,061,655
610,000	General Electric Capital Corp., GMTN, 6.38%, 11/15/67 (a)	653,844
290,000	General Electric Capital Corp., MTN, 0.58%, 08/07/18 (a)	287,518
440,000	Genworth Holdings, Inc., 4.80%, 02/15/24	330,000
960,000	JPMorgan Chase & Co., 7.90% (callable at 100 beginning 04/30/18) (a)(e)	996,600
500,000	KeyCorp, MTN, 2.90%, 09/15/20	504,098
1,140,000	Metropolitan Life Global Funding I, 2.30%, 04/10/19 (b)	1,152,771
1,000,000	Morgan Stanley, 4.75%, 03/22/17	1,047,190
1,086,000	Murray Street Investment Trust I, 4.65%, 03/09/17 (c)	1,132,587
670,000	Pricoa Global Funding I, 0.54%, 06/24/16 (a)(b)	669,268
930,000	Regions Financial Corp., 2.00%, 05/15/18	929,327
725,000	The Hartford Financial Services Group, Inc., 5.50%, 03/30/20	815,674
935,000	Wells Fargo & Co., 7.98% (callable at 100 beginning 03/15/18) (a)(e)	987,594
		13,721,116
Industrials - 1.2%
970,000	Burlington Northern Santa Fe, LLC, 5.75%, 03/15/18	1,064,623
255,000	Textron, Inc., 3.65%, 03/01/21	261,009
		1,325,632
Information Technology - 2.0%
1,050,000	Oracle Corp., 2.25%, 10/08/19	1,062,889
1,147,000	QUALCOMM, Inc., 2.25%, 05/20/20	1,144,187
		2,207,076

See accompanying Notes to Financial Statements.	5

SEMI-ANNUAL REPORT 2015

SCHEDULES OF PORTFOLIO INVESTMENTS September 30, 2015 (Unaudited)

SHORT-INTERMEDIATE BOND FUND

Principal Amount	Security Description	Value

Telecommunication Services - 0.9%
$930,000	Verizon Communications, Inc., 2.63%, 02/21/20	$935,620

Utilities - 0.6%
600,000	PacifiCorp, 5.50%, 01/15/19	671,554

Total Corporate Bonds (Cost $28,887,715)	28,752,299

Government & Agency Obligations - 25.5%

GOVERNMENT SECURITIES - 22.0%
Municipals - 2.3%
380,000	City of Omaha NE Sewer Revenue, Nebraska RB, 2.40%, 12/01/16	384,978
250,000	Lincoln Airport Authority, Nebraska RB, 1.33%, 07/01/16	250,208
645,000	Montana Board of Housing, Montana RB, 1.60%, 06/01/16	647,812
600,000	New York City Transitional Finance Authority Future Tax Secured Revenue, New York RB, 3.02%, 02/01/16	605,208
265,000	North Carolina Housing Finance Agency, North Carolina RB, 2.34%, 01/01/19	269,714
325,000	State of Mississippi, General Obligation Bond, 2.63%, 11/01/16	331,822
		2,489,742

Treasury Inflation Index Securities - 0.7%
675,000	U.S. Treasury Inflation Indexed Bond, 0.13%, 04/15/16 (f)	722,664

U.S. Treasury Securities - 19.0%
12,235,000	U.S. Treasury Note, 0.63%, 09/30/17	12,229,262
8,285,000	U.S. Treasury Note, 1.25%, 01/31/19	8,340,882
		20,570,144

U.S. GOVERNMENT MORTAGE BACKED-SECURITIES - 3.5%
Federal Home Loan Mortgage Corp. - 0.3%
214,936	Federal Home Loan Mortgage Corp. REMIC, 4.00%, 03/15/20	224,244
75,883	Federal Home Loan Mortgage Corp. REMIC, 4.00%, 02/15/27	76,332
		300,576
Federal National Mortgage Association - 2.8%
980,880	Federal National Mortgage Association Pool #AJ4087, 3.00%, 10/01/26	1,026,229
106,920	Federal National Mortgage Association REMIC, 4.00%, 07/25/21	111,352
18,652	Federal National Mortgage Association REMIC, 4.50%, 11/25/23	18,753
248,724	Federal National Mortgage Association REMIC, 4.00%, 02/25/26	264,345

Shares or Principal Amount	Security Description	Value

$368,255	Federal National Mortgage Association REMIC, 3.00%, 04/25/37	$378,162
152,009	Federal National Mortgage Association REMIC, 5.00%, 03/25/39	6,267
557,754	Federal National Mortgage Association REMIC, 2.50%, 09/25/39	568,892
687,246	Federal National Mortgage Association REMIC, 3.50%, 05/25/41	727,473
		3,101,473
Government National Mortgage Association - 0.4%
388,023	Government National Mortgage Association II Pool #751404, 4.72%, 06/20/61	411,502

Total Government & Agency Obligations (Cost $27,369,683)	27,596,101

Preferred Stocks - 0.4%

550	US Bancorp., Series A, 3.50% (callable at 1,000 beginning on 10/30/15) (a)(e)	3.50	426,250

Total Preferred Stocks (Cost $564,328)	426,250

Short-Term Investments - 1.1%

Investment Company - 1.1%
1,181,407	Goldman Sachs Financial Square Funds, Treasury Obligations Fund, 0.01% (g)	1,181,407

Total Short-Term Investments (Cost $1,181,407)	1,181,407

Total Investments - 99.7% (Cost $107,614,648)	107,819,520
Other assets in excess of liabilities – 0.3%	297,515
NET ASSETS – 100.0%	$108,117,035

6	See accompanying Notes to Financial Statements.

SEMI-ANNUAL REPORT 2015

SCHEDULES OF PORTFOLIO INVESTMENTS September 30, 2015 (Unaudited)

SHORT-INTERMEDIATE BOND FUND

(a)	Variable rate security. The rate reflected is the rate in effect at September 30, 2015.
(b)
The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933 to be liquid based on procedures approved by Tributary Funds’ Board of Directors.  As of September 30, 2015, the aggregate value of these liquid securities was $22,527,410 which represented 20.8% of net assets.

(c)	Debt obligation initially issued at one coupon rate which converts to higher coupon rate at a specified date. Rate presented is as of September 30, 2015.
(d)	The interest rate for this security is inversely affected by upgrades and downgrades to the credit rating of the issuer.
(e)	Perpetual maturity security.
(f)	U.S. Treasury inflation indexed note, par amount is adjusted for inflation.
(g)	Dividend yield changes to reflect current market conditions. Rate was the quoted yield as of September 30, 2015.

ABS	Asset Backed Security
AMBAC	AMBAC Indemnity Corp.
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
GMTN	Global Medium Term Note
LLC	Limited Liability Company
MTN	Medium Term Note
RB	Revenue Bond
REMIC	Real Estate Mortgage Investment Conduit

See accompanying Notes to Financial Statements.	7

SEMI-ANNUAL REPORT 2015

SCHEDULES OF PORTFOLIO INVESTMENTS September 30, 2015 (Unaudited)

INCOME FUND

Principal Amount	Security Description	Value

Non-U.S. Government Agency Asset-Backed Securities - 32.2%

Asset Backed Securities - 9.7%
$800,000	Ally Auto Receivables Trust, 1.53%, 04/15/19	$802,380
1,220,000	Ascentium Equipment Receivables, LLC, 1.61%, 10/13/20 (a)	1,227,053
1,000,000	BA Credit Card Trust, 1.36%, 09/15/20	1,001,829
855,000	Cabela's Credit Card Master Note Trust, 1.63%, 02/18/20 (a)	861,073
1,085,000	Cabela's Credit Card Master Note Trust, 2.71%, 02/17/26 (a)	1,092,164
1,000,000	Capital One Multi-Asset Execution Trust, 1.48%, 07/15/20	1,006,754
785,000	Chase Issuance Trust, 1.15%, 01/15/19	787,329
1,440,000	Citibank Credit Card Issuance Trust, 5.65%, 09/20/19	1,565,208
181,894	CNL Commercial Mortgage Loan Trust (insured by AMBAC Assurance Corp.) REMIC, 0.63%, 10/25/30 (a)(b)	169,116
630,000	Eaton Vance CLO, Ltd., 1.74%, 07/15/26 (a)(b)	625,998
1,226,000	Ford Credit Auto Owner Trust, 1.27%, 12/15/17	1,230,963
545,000	Ford Credit Floorplan Master Owner Trust, 1.37%, 01/15/18	545,205
875,000	Ford Credit Floorplan Master Owner Trust, 3.50%, 01/15/19	895,652
990,000	OneMain Financial Issuance Trust, 2.43%, 06/18/24 (a)	989,966
1,634,366	Preferred Term Securities XII, Ltd. / Preferred Term Securities XII, Inc., 1.03%, 12/24/33 (a)(b)	1,372,867
669,713	Preferred Term Securities XIV, Ltd. / Preferred Term Securities XIV, Inc., 0.81%, 06/24/34 (a)(b)	525,725
896,396	Preferred Term Securities XXI, Ltd. / Preferred Term Securities XXI, Inc., 0.99%, 03/22/38 (a)(b)	504,223
718,989	Preferred Term Securities XXIV, Ltd./Preferred Term Securities XXIV, Inc., 0.64%, 03/22/37 (a)(b)	539,242
650,000	Voya CLO, Ltd., 1.74%, 01/18/26 (a)(b)	643,644
		16,386,391

Principal Amount	Security Description	Value

Non-Agency Commercial Mortgage Backed Securities - 8.1%
$716,759	7 WTC Depositor, LLC Trust, 4.08%, 03/13/31 (a)	$733,999
1,200,000	American Tower Trust I, 3.07%, 03/15/23 (a)	1,183,877
262,291	Banc of America Merrill Lynch Commercial Mortgage, Inc. REMIC, 5.32%, 09/10/47 (b)	262,018
1,070,113	Bayview Commercial Asset Trust REMIC, 1.06%, 12/25/33 (a)(b)	1,031,481
1,850,925	COMM Mortgage Trust Interest Only REMIC, 1.65%, 03/10/46 (b)	104,581
173,223	DBUBS Mortgage Trust Interest Only REMIC, 1.48%, 08/10/44 (a)(b)	1,860
3,541,343	Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates Interest Only, 1.73%, 08/25/16 (b)	28,972
735,000	FREMF Mortgage Trust REMIC, 4.30%, 09/25/44 (a)(b)	765,452
1,030,000	FREMF Mortgage Trust REMIC, 2.83%, 03/25/45 (a)(b)	1,043,480
564,972	GS Mortgage Securities Trust REMIC, 3.65%, 03/10/44 (a)	565,634
690,000	JP Morgan Chase Commercial Mortgage Securities Trust REMIC, 1.46%, 01/15/32 (a)(b)	686,697
1,055,000	JP Morgan Chase Commercial Mortgage Securities Trust REMIC, 2.67%, 01/15/46	1,084,322
800,000	JP Morgan Chase Commercial Mortgage Securities Trust REMIC, 4.11%, 07/15/46 (a)	844,270
1,200,000	JPMBB Commercial Mortgage Securities Trust REMIC, 2.42%, 07/15/45	1,225,202
1,123,878	Morgan Stanley Capital I Trust REMIC, 3.22%, 07/15/49	1,141,027
1,143,235	Wells Fargo Commercial Mortgage Trust Interest Only REMIC, 2.23%, 10/15/45 (a)(b)	106,748
890,000	Wells Fargo Commercial Mortgage Trust REMIC, 2.53%, 10/15/45	904,573
995,000	Wells Fargo-RBS Commercial Mortgage Trust REMIC, 2.63%, 03/15/45	1,010,938
1,045,000	Wells Fargo-RBS Commercial Mortgage Trust REMIC, 2.19%, 04/15/45	1,050,911
		13,776,042

8	See accompanying Notes to Financial Statements.

SEMI-ANNUAL REPORT 2015

SCHEDULES OF PORTFOLIO INVESTMENTS September 30, 2015 (Unaudited)

INCOME FUND

Principal Amount	Security Description	Value

Non-Agency Residential Mortgage Backed Securities - 14.4%
$454,854	Bayview Financial Mortgage Pass-Through Trust REMIC, 5.70%, 02/28/41 (c)	$477,750
26,063	Chase Mortgage Finance Trust REMIC, 5.50%, 05/25/35	26,199
1,383,994	Citicorp Residential Mortgage Trust REMIC, 4.00%, 01/25/35 (a)(b)	1,431,092
902,143	Citicorp Residential Mortgage Trust REMIC, 5.74%, 07/25/36 (c)	927,623
311,356	Citicorp Residential Mortgage Trust REMIC, 5.74%, 07/25/36 (c)	321,074
1,282,789	Citicorp Residential Mortgage Trust REMIC, 5.78%, 09/25/36 (c)	1,339,185
1,015,647	Citigroup Global Markets Mortgage Securities VII, Inc. REMIC, 6.93%, 08/25/28	1,036,686
580,091	Citigroup Mortgage Loan Trust REMIC, 0.34%, 08/25/36 (b)	555,559
403,467	Citigroup Mortgage Loan Trust, Inc. REMIC, 6.50%, 07/25/34	425,152
119,688	CitiMortgage Alternative Loan Trust REMIC, 5.25%, 03/25/21	121,134
364,310	Countrywide Asset-Backed Certificates REMIC, 0.56%, 11/25/35 (a)(b)	359,953
168,314	Countrywide Asset-Backed Certificates REMIC, 0.37%, 07/25/36 (b)	164,911
41,060	Credit Suisse First Boston Mortgage Securities Corp. REMIC, 5.00%, 08/25/20	40,975
82,015	Credit Suisse First Boston Mortgage Securities Corp. REMIC, 5.75%, 04/25/33	84,930
229,716	Credit-Based Asset Servicing and Securitization, LLC REMIC, 1.32%, 02/25/33 (b)	212,409
713,984	Credit-Based Asset Servicing and Securitization, LLC REMIC, 6.02%, 12/25/37 (a)(c)	745,995
1,033,918	First NLC Trust REMIC, 0.46%, 02/25/36 (b)	1,015,022
463,501	Fremont Home Loan Trust, 1.06%, 11/25/34 (b)	403,359
299,779	Goldman Sachs Alternative Mortgage Products Trust REMIC, 0.84%, 03/25/34 (b)	299,641
138,102	Goldman Sachs Alternative Mortgage Products Trust REMIC, 0.40%, 01/25/36 (b)	135,876
865,000	Goldman Sachs Alternative Mortgage Products Trust REMIC, 0.69%, 05/25/36 (a)(b)	801,700

Principal Amount	Security Description	Value

$573,913	Greenpoint Manufactured Housing, 7.27%, 06/15/29	$565,507
244,531	Irwin Home Equity Loan Trust, 1.54%, 02/25/29 (b)	235,495
212,612	Irwin Whole Loan Home Equity Trust REMIC, 1.29%, 11/25/28 (b)	208,121
507,793	Irwin Whole Loan Home Equity Trust REMIC, 0.66%, 12/25/29 (b)	495,690
1,392,938	Irwin Whole Loan Home Equity Trust REMIC, 1.54%, 06/25/34 (b)	1,326,550
860,000	JP Morgan Mortgage Acquisition Trust REMIC, 0.42%, 07/25/36 (b)	815,721
562,967	Lehman ABS Manufactured Housing Contract Trust REMIC, 4.35%, 04/15/40	578,248
1,024,785	New Residential Mortgage Loan Trust REMIC, 3.75%, 11/25/54 (a)(b)	1,060,398
204,499	Nomura Asset Acceptance Corp. Alternative Loan Trust REMIC, 6.00%, 03/25/47 (c)	163,466
249,000	NovaStar Mortgage Funding Trust REMIC, 1.92%, 03/25/35 (b)	241,241
365,000	NovaStar Mortgage Funding Trust REMIC, 1.84%, 03/25/35 (b)	359,386
387,405	Origen Manufactured Housing Contract Trust, 5.91%, 01/15/35 (b)	405,279
867,916	Renaissance Home Equity Loan Trust REMIC, 4.50%, 08/25/35 (c)	869,154
459,837	Residential Accredit Loans, Inc. Trust REMIC, 14.40%, 03/25/18 (b)	487,966
313,317	Residential Accredit Loans, Inc. Trust REMIC, 6.00%, 10/25/34	328,064
92,074	Residential Accredit Loans, Inc. Trust REMIC, 5.50%, 02/25/35	92,175
69,851	Residential Asset Mortgage Products, Inc. Trust (insured by AMBAC Assurance Corp.) REMIC, 4.02%, 03/25/33 (b)	70,000
870,000	Residential Asset Mortgage Products, Inc. Trust REMIC, 0.70%, 06/25/35 (b)	850,157
150,538	Residential Asset Securities Corp. Trust REMIC, 5.96%, 09/25/31 (b)	154,201
94,616	Residential Asset Securities Corp. Trust REMIC, 4.47%, 03/25/32 (b)	95,154
75,764	Residential Asset Securities Corp. Trust REMIC, 4.54%, 12/25/33 (b)	77,799
1,130,000	Springleaf Mortgage Loan Trust REMIC, 4.44%, 12/25/59 (a)(b)	1,131,818
1,065,000	Springleaf Mortgage Loan Trust REMIC, 3.56%, 12/25/59 (a)(b)	1,066,152

See accompanying Notes to Financial Statements.	9

SEMI-ANNUAL REPORT 2015

SCHEDULES OF PORTFOLIO INVESTMENTS September 30, 2015 (Unaudited)

INCOME FUND

Principal Amount	Security Description	Value

$547,580	Structured Asset Securities Corp. Mortgage Loan Trust REMIC, 5.73%, 06/25/35 (c)	$557,537
24,329	Structured Asset Securities Corp. Mortgage Pass-Through Certificates REMIC, 5.80%, 09/25/33 (c)	24,894
184,325	Structured Asset Securities Corp. Mortgage Pass-Through Certificates REMIC, 1.84%, 11/25/34 (b)	178,264
212,679	Structured Asset Securities Corp. Mortgage Pass-Through Certificates REMIC, 1.24%, 11/25/34 (b)	202,070
720,043	Vanderbilt Acquisition Loan Trust REMIC, 7.33%, 05/07/32 (b)	771,920
171,854	Wells Fargo Home Equity Asset-Backed Securities Trust REMIC, 0.57%, 12/25/35 (b)	170,352
25,531	Wells Fargo Home Equity Asset-Backed Securities Trust REMIC, 0.33%, 07/25/36 (b)	25,468
		24,534,472

Total Non-U.S. Government Agency Asset-Backed Securities (Cost $54,828,167)	54,696,905

Corporate Bonds - 23.9%

Consumer Discretionary - 3.4%
729,000	AMC Networks, Inc., 4.75%, 12/15/22	687,083
740,000	DIRECTV Holdings, LLC / DIRECTV Financing Co., Inc., 5.15%, 03/15/42	695,728
460,000	Hanesbrands, Inc., 6.38%, 12/15/20	476,100
490,000	Hilton Worldwide Finance, LLC / Hilton Worldwide Finance Corp., 5.63%, 10/15/21	505,925
252,000	Mohawk Industries, Inc., 6.13%, 01/15/16 (d)	255,359
615,000	Newell Rubbermaid, Inc., 4.00%, 06/15/22	634,353
320,000	Newell Rubbermaid, Inc., 4.00%, 12/01/24	325,442
760,000	PVH Corp., 4.50%, 12/15/22	735,300
665,000	The Goodyear Tire & Rubber Co., 6.50%, 03/01/21	696,587
765,000	Whirlpool Corp., 4.70%, 06/01/22	824,411
		5,836,288
Consumer Staples - 2.7%
325,000	Cargill, Inc., 4.10%, 11/01/42 (a)	308,303
445,000	Church & Dwight Co., Inc., 3.35%, 12/15/15	446,654
1,100,000	Church & Dwight Co., Inc., 2.88%, 10/01/22	1,086,615
165,000	Kraft Heinz Foods Co., 4.88%, 02/15/25 (a)	176,125

Principal Amount	Security Description	Value

$455,000	Land O'Lakes Capital Trust I, 7.45%, 03/15/28 (a)	$477,750
979,000	PepsiCo, Inc., 4.88%, 11/01/40	1,066,269
875,000	Wal-Mart Stores, Inc., 5.63%, 04/15/41	1,058,019
		4,619,735
Energy - 1.0%
750,000	Anadarko Petroleum Corp., 3.45%, 07/15/24	727,459
645,000	Tosco Corp., 8.13%, 02/15/30	897,377
		1,624,836
Financials - 10.4%
355,000	ACE INA Holdings, Inc., 5.90%, 06/15/19	403,721
506,717	Altitude Investments 16, LLC, 2.49%, 03/14/26	515,312
1,060,000	American Honda Finance Corp., 1.60%, 02/16/18 (a)	1,061,607
1,015,000	Bank of America Corp., MTN, 4.13%, 01/22/24	1,061,467
1,005,000	Citigroup, Inc., 2.55%, 04/08/19	1,014,224
1,070,000	CME Group, Inc./IL, 3.00%, 03/15/25	1,050,599
494,000	Crown Castle International Corp., 4.88%, 04/15/22	513,513
969,000	General Electric Capital Corp., GMTN, 6.38%, 11/15/67 (b)	1,038,647
575,000	Genworth Holdings, Inc., 4.80%, 02/15/24	431,250
935,000	JPMorgan Chase & Co., 7.90% (callable at 100 beginning 04/30/18) (b)(e)	970,647
950,000	KeyCorp, MTN, 2.90%, 09/15/20	957,785
1,071,000	Metropolitan Life Global Funding I, 2.30%, 04/10/19 (a)	1,082,998
1,045,000	Morgan Stanley, 3.75%, 02/25/23	1,068,004
820,000	Prudential Financial, Inc., MTN, 7.38%, 06/15/19	965,557
820,000	Regions Financial Corp., 2.00%, 05/15/18	819,406
520,000	The Bank of New York Mellon Corp., MTN, 2.30%, 09/11/19	525,191
653,000	The Chubb Corp., 6.80%, 11/15/31	860,070
869,000	The Goldman Sachs Group, Inc., 6.45%, 05/01/36	1,014,940
829,000	The Hartford Financial Services Group, Inc., 5.50%, 03/30/20	932,681
363,000	UBS Preferred Funding Trust V, 6.24% (callable at 100 beginning 05/15/16) (b)(e)	368,372
960,000	Wells Fargo & Co., 7.98% (callable at 100 beginning 03/15/18) (b)(e)	1,014,000
		17,669,991

10	See accompanying Notes to Financial Statements.

SEMI-ANNUAL REPORT 2015

SCHEDULES OF PORTFOLIO INVESTMENTS September 30, 2015 (Unaudited)

INCOME FUND

Principal Amount	Security Description	Value

Health Care - 0.5%
$625,000	Becton Dickinson and Co., 3.73%, 12/15/24	$636,516
160,000	Pfizer, Inc., 6.20%, 03/15/19	182,682
		819,198
Industrials - 1.8%
640,000	Burlington Northern Santa Fe, LLC, 4.55%, 09/01/44	628,115
460,000	Burlington Northern Santa Fe, LLC, 4.15%, 04/01/45	428,840
1,018,000	Textron, Inc., 3.65%, 03/01/21	1,041,987
739,000	United Technologies Corp., 6.13%, 07/15/38	910,778
		3,009,720
Information Technology - 1.2%
880,000	Oracle Corp., 6.13%, 07/08/39	1,070,203
1,185,000	QUALCOMM, Inc., 4.80%, 05/20/45	1,036,839
		2,107,042
Materials - 1.5%
405,000	Martin Marietta Materials, Inc., 6.60%, 04/15/18	450,666
1,013,000	The Dow Chemical Co., 3.00%, 11/15/22	979,541
1,020,000	The Mosaic Co., 5.45%, 11/15/33	1,071,502
		2,501,709
1,169,000	Verizon Communications, Inc., 4.27%, 01/15/36	1,058,282

Utilities - 0.8%
315,000	Alabama Power Co., 5.50%, 10/15/17	338,915
774,000	PacifiCorp, 6.25%, 10/15/37	986,463
		1,325,378

Total Corporate Bonds (Cost $40,996,613)	40,572,179

Government & Agency Obligations - 40.6%
GOVERNMENT SECURITIES - 21.4%
Municipals - 2.1%
645,381	Florida HomeLoan Corp., Florida RB, 3.00%, 01/01/36	655,862
410,000	Montana Board of Housing, Montana RB, 2.38%, 06/01/20	414,789
375,000	New York City Transitional Finance Authority Future Tax Secured Revenue, New York RB, 5.77%, 08/01/36	454,249
340,000	New York City Water & Sewer System, New York RB, 5.72%, 06/15/42	430,416
225,000	State of Connecticut, Connecticut GO, 4.95%, 12/01/20	251,014
225,000	State of Connecticut, Connecticut GO, 5.63%, 12/01/29	263,250

Principal Amount	Security Description	Value

$240,000	University of Michigan, Michigan RB, 6.01%, 04/01/25	$269,347
350,000	University of Nebraska, Nebraska RB, Series B, 5.70%, 07/01/29	366,856
410,000	West Haymarket Joint Public Agency, Nebraska General Obligation Bond, 6.00%, 12/15/39	504,042
		3,609,825
Treasury Inflation Index Securities - 1.0%
1,760,898	U.S. Treasury Inflation Indexed Note, 0.13%, 01/15/22	1,716,784
U.S. Treasury Securities - 18.3%
2,980,000	U.S. Treasury Bond, 5.38%, 02/15/31	4,137,623
1,860,000	U.S. Treasury Bond, 4.75%, 02/15/37	2,522,915
6,000,000	U.S. Treasury Bond, 3.63%, 08/15/43	6,909,060
5,020,000	U.S. Treasury Note, 1.25%, 01/31/19	5,053,860
5,740,000	U.S. Treasury Note, 2.00%, 02/28/21	5,884,694
6,570,000	U.S. Treasury Note, 1.63%, 11/15/22	6,507,894
		31,016,046

U.S. GOVERNMENT MORTAGE BACKED-SECURITIES - 19.2%
Federal Home Loan Mortgage Corp. - 5.6%
87,627	Federal Home Loan Mortgage Corp., 3.50%, 12/01/26	92,673
974,051	Federal Home Loan Mortgage Corp., 4.50%, 11/01/30	1,063,275
1,792,229	Federal Home Loan Mortgage Corp., 4.00%, 10/01/44	1,918,598
648,832	Federal Home Loan Mortgage Corp. REMIC, 4.50%, 04/15/19	670,353
1,669,000	Federal Home Loan Mortgage Corp. REMIC, 4.50%, 06/15/21	1,761,289
118,040	Federal Home Loan Mortgage Corp. REMIC, 4.00%, 02/15/27	118,739
595,000	Federal Home Loan Mortgage Corp. REMIC, 4.00%, 06/15/37	642,629
837,206	Federal Home Loan Mortgage Corp. REMIC, 4.00%, 02/15/39	893,112
2,198,014	Federal Home Loan Mortgage Corp. REMIC, 4.00%, 03/15/40	2,347,373
		9,508,041
Federal National Mortgage Association - 12.1%
20,027	Federal National Mortgage Association, 5.50%, 11/01/16	20,325
20,398	Federal National Mortgage Association, 4.50%, 12/01/18	21,156
756,377	Federal National Mortgage Association, 4.16%, 08/01/21	831,062
355,306	Federal National Mortgage Association, 7.50%, 08/01/22	383,275
84,536	Federal National Mortgage Association, 4.00%, 06/01/24	89,814

See accompanying Notes to Financial Statements.	11

SEMI-ANNUAL REPORT 2015

SCHEDULES OF PORTFOLIO INVESTMENTS September 30, 2015 (Unaudited)

INCOME FUND

Principal Amount	Security Description	Value

$34,958	Federal National Mortgage Association, 4.00%, 10/01/24	$37,146
1,916,183	Federal National Mortgage Association, 3.31%, 01/01/33	2,008,574
1,176,657	Federal National Mortgage Association, 5.80%, 12/01/33	1,347,004
443,242	Federal National Mortgage Association, 5.00%, 08/01/34	490,732
30,928	Federal National Mortgage Association, 5.50%, 08/01/37	34,586
152,428	Federal National Mortgage Association, 6.00%, 09/01/38	172,506
279,625	Federal National Mortgage Association, 4.50%, 06/01/39	307,058
515,817	Federal National Mortgage Association, 4.50%, 01/01/40	570,156
416,383	Federal National Mortgage Association, 4.50%, 12/01/40	452,835
1,230,014	Federal National Mortgage Association, 4.00%, 04/01/41	1,326,226
369,634	Federal National Mortgage Association, 4.00%, 02/01/42	400,041
1,747,366	Federal National Mortgage Association, 4.50%, 08/01/44	1,934,199
497,501	Federal National Mortgage Association REMIC, 4.00%, 02/25/19	512,269
551,704	Federal National Mortgage Association REMIC, 5.00%, 02/25/32	618,822
875,068	Federal National Mortgage Association REMIC, 4.00%, 01/25/33	949,016
485,795	Federal National Mortgage Association REMIC, 5.50%, 08/25/34	511,334
733,633	Federal National Mortgage Association REMIC, 3.00%, 04/25/37	753,369
2,437,516	Federal National Mortgage Association REMIC, 4.00%, 07/25/39	2,573,378
1,140,860	Federal National Mortgage Association REMIC, 2.50%, 09/25/39	1,163,643
2,339,475	Federal National Mortgage Association REMIC, 1.50%, 01/25/40	2,300,467
621,385	Federal National Mortgage Association REMIC, 3.50%, 05/25/41	657,756
		20,466,749
Government National Mortgage Association - 1.4%
1,460,133	Government National Mortgage Association, 3.00%, 03/20/43	1,498,821
776,046	Government National Mortgage Association REMIC, 4.72%, 06/20/61	823,003
		2,321,824

Shares or Principal Amount	Security Description	Value

Small Business Administration Participation Certificates - 0.1%
$207,137	Small Business Administration Participation Certificates, 2.88%, 09/10/21	$215,724

Total Government & Agency Obligations (Cost $66,559,177)	68,854,993

Preferred Stocks - 0.3%

Financials - 0.3%
580	US Bancorp., Series A, 3.50% (callable at 1,000 beginning 10/30/15) (b)(e)	449,500

Total Preferred Stocks (Cost $595,666)	449,500

Exchange Traded Funds - 0.3%

6,347	iShares iBoxx $ High Yield Corporate Bond Fund	528,642

Total Exchange Traded Funds (Cost $554,470)	528,642

Investment Company - 0.7%

131,007	Federated Institutional High-Yield Bond Fund (d)	1,228,846

Total Investment Company (Cost $1,190,220)	1,228,846

Short-Term Investments - 1.7%

Investment Company - 1.7%
2,933,354	Goldman Sachs Financial Square Funds, Treasury Obligations Fund, 0.01% (g)	2,933,354

Total Short-Term Investments (Cost $2,933,354)	2,933,354

Total Investments - 99.7% (Cost $167,657,667)	169,264,419
Other assets in excess of liabilities – 0.3%	512,638
NET ASSETS – 100.0%	$169,777,057

12	See accompanying Notes to Financial Statements.

SEMI-ANNUAL REPORT 2015

SCHEDULES OF PORTFOLIO INVESTMENTS September 30, 2015 (Unaudited)
INCOME FUND

(a)
The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933 to be liquid based on procedures approved by Tributary Funds’ Board of Directors. As of September 30, 2015, the aggregate value of these liquid securities were  $25,218,460 or 14.9% of net assets.

(b)	Variable rate security. The rate reflected is the rate in effect at September 30, 2015.
(c)	Debt obligation initially issued at one coupon rate which converts to higher coupon rate at a specified date. Rate presented is as of September 30, 2015.
(d)	The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.
(e)	Perpetual maturity security.
(f)	U.S. Treasury inflation indexed note, par amount is adjusted for inflation.
(g)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2015.

ABS	Asset Backed Security
AMBAC	AMBAC Indemnity Corp.
CLO	Collateralized Loan Obligation
GMTN	Global Medium Term Note
GO	General Obligation
MTN	Medium Term Note
RB	Revenue Bond
REMIC	Real Estate Mortgage Investment Conduit

See accompanying Notes to Financial Statements.	13

SEMI-ANNUAL REPORT 2015

SCHEDULES OF PORTFOLIO INVESTMENTS September 30, 2015 (Unaudited)

 BALANCED FUND
Shares	Security Description	Value

Common Stocks - 58.4%

Consumer Discretionary - 10.3%
1,400	AutoZone, Inc. (a)	$1,013,362
11,100	BorgWarner, Inc.	461,649
3,000	Buffalo Wild Wings, Inc. (a)	580,290
14,500	Comcast Corp. - Class A	824,760
13,600	D.R. Horton, Inc.	399,296
8,000	Foot Locker, Inc.	575,760
31,600	Hanesbrands, Inc.	914,504
7,600	NIKE, Inc. - Class B	934,572
1,570	O'Reilly Automotive, Inc. (a)	392,500
5,000	Polaris Industries, Inc.	599,350
13,300	PulteGroup, Inc.	250,971
21,200	Starbucks Corp.	1,205,008
12,700	The Home Depot, Inc.	1,466,723
400	The Priceline Group, Inc. (a)	494,744
5,450	Ulta Salon Cosmetics & Fragrance, Inc. (a)	890,257
		11,003,746
Consumer Staples - 5.2%
8,500	Church & Dwight Co., Inc.	713,150
7,200	Constellation Brands, Inc. - Class A	901,512
8,800	Costco Wholesale Corp.	1,272,216
11,400	CVS Health Corp.	1,099,872
84,000	Rite Aid Corp. (a)	509,880
9,900	The Hain Celestial Group, Inc. (a)	510,840
13,100	The WhiteWave Foods Co. (a)	525,965
		5,533,435
Energy - 2.7%
6,000	Concho Resources, Inc. (a)	589,800
7,500	EOG Resources, Inc.	546,000
8,000	Exxon Mobil Corp.	594,800
7,700	Occidental Petroleum Corp.	509,355
9,500	Schlumberger, Ltd.	655,215
		2,895,170
Financials - 8.6%
4,000	ACE, Ltd.	413,600
4,350	Affiliated Managers Group, Inc. (a)	743,807
10,000	American Tower Corp. REIT	879,800
2,900	BlackRock, Inc.	862,663
2,400	Credit Acceptance Corp. (a)	472,488
26,700	Home BancShares, Inc.	1,081,350
10,000	JPMorgan Chase & Co.	609,700
21,600	Morgan Stanley	680,400
13,000	Northern Trust Corp.	886,080
10,700	PRA Group, Inc. (a)	566,244
6,950	Signature Bank (a)	956,042
7,600	Stifel Financial Corp. (a)	319,960
18,500	U.S. Bancorp	758,685
		9,230,819

Shares	Security Description	Value

Health Care - 9.5%
3,810	Allergan PLC (a)	$1,035,596
2,500	Biogen, Inc. (a)	729,525
8,700	Celgene Corp. (a)	941,079
17,200	Centene Corp. (a)	932,756
12,700	Cerner Corp. (a)	761,492
4,000	Edwards Lifesciences Corp. (a)	568,680
9,000	Gilead Sciences, Inc.	883,710
3,900	McKesson Corp.	721,617
11,200	PerkinElmer, Inc.	514,752
5,600	Teleflex, Inc.	695,576
4,600	The Cooper Cos., Inc.	684,756
4,500	United Therapeutics Corp. (a)	590,580
26,600	Zoetis, Inc.	1,095,388
		10,155,507
Industrials - 5.5%
5,500	FedEx Corp.	791,890
15,550	Fortune Brands Home & Security, Inc.	738,159
24,500	HD Supply Holdings, Inc. (a)	701,190
17,700	KAR Auction Services, Inc.	628,350
5,300	Roper Technologies, Inc.	830,510
25,800	Southwest Airlines Co.	981,432
8,900	The Middleby Corp. (a)	936,191
11,800	Trinity Industries, Inc.	267,506
		5,875,228
Information Technology - 15.1%
12,300	Adobe Systems, Inc. (a)	1,011,306
4,800	Akamai Technologies, Inc. (a)	331,488
17,300	Apple, Inc.	1,908,190
5,800	Avago Technologies, Ltd.	725,058
17,400	Broadridge Financial Solutions, Inc.	963,090
18,400	Cadence Design Systems, Inc. (a)	380,512
19,300	CDW Corp.	788,598
25,000	Cisco Systems, Inc.	656,250
9,000	Cognizant Technology Solutions Corp. - Class A (a)	563,490
16,000	Facebook, Inc. - Class A (a)	1,438,400
3,600	FactSet Research Systems, Inc.	575,316
10,800	Fiserv, Inc. (a)	935,388
5,000	FleetCor Technologies, Inc. (a)	688,100
2,303	Google, Inc. - Class C (a)	1,401,191
9,400	IAC/InterActiveCorp.	613,538
8,900	Jack Henry & Associates, Inc.	619,529
12,600	MasterCard, Inc. - Class A	1,135,512
26,600	Mentor Graphics Corp.	655,158
15,000	Paychex, Inc.	714,450
		16,104,564
Materials - 0.9%
13,600	Caesarstone Sdot-Yam, Ltd. (a)	413,440
7,800	Eastman Chemical Co.	504,816
		918,256

14	See accompanying Notes to Financial Statements.

SEMI-ANNUAL REPORT 2015

SCHEDULES OF PORTFOLIO INVESTMENTS September 30, 2015 (Unaudited)

BALANCED FUND

Shares or Principal Amount	Security Description	Value

Utilities - 0.6%
7,200	NextEra Energy, Inc.	$702,360

Total Common Stocks (Cost $51,645,756)	62,419,085

Non-U.S. Government Agency Asset-Backed Securities - 5.3%

Asset Backed Securities - 2.1%
$365,000	BA Credit Card Trust, 1.36%, 09/15/20	365,668
330,000	Cabela's Credit Card Master Note Trust, 2.71%, 02/17/26 (b)	332,179
300,000	Capital One Multi-Asset Execution Trust, 1.48%, 07/15/20	302,026
241,000	Citibank Credit Card Issuance Trust, 5.65%, 09/20/19	261,955
145,000	Eaton Vance CLO, Ltd., 1.74%, 07/15/26 (b)(c)	144,079
355,000	Ford Credit Auto Owner Trust, 1.27%, 12/15/17	356,437
220,000	Ford Credit Floorplan Master Owner Trust, 1.37%, 01/15/18	220,083
301,543	Preferred Term Securities XII, Ltd./Preferred Term Securities XII, Inc., 1.03%, 12/24/33 (b)(c)	253,296
		2,235,723
Non-Agency Commercial Mortgage Backed Securities - 1.9%
375,000	American Tower Trust I, 3.07%, 03/15/23 (b)	369,961
254,275	Bayview Commercial Asset Trust REMIC, 1.06%, 12/25/33 (b)(c)	245,096
96,362	Federal National Mortgage Association, 2.59%, 02/25/22	99,334
265,000	FREMF Mortgage Trust REMIC, 4.30%, 09/25/44 (b)(c)	275,979
310,000	FREMF Mortgage Trust REMIC, 2.83%, 03/25/45 (b)(c)	314,057
500,000	JP Morgan Chase Commercial Mortgage Securities Trust REMIC, 4.11%, 07/15/46 (b)	527,669
176,251	Wells Fargo-RBS Commercial Mortgage Trust REMIC, 1.19%, 03/15/47	175,720
		2,007,816
Non-Agency Residential Mortgage Backed Securities - 1.3%
142,882	Citicorp Residential Mortgage Trust REMIC, 4.00%, 01/25/35 (b)(c)	147,745
223,002	Citicorp Residential Mortgage Trust REMIC, 5.74%, 07/25/36 (d)	229,300
302,399	Citicorp Residential Mortgage Trust REMIC, 5.78%, 09/25/36 (d)	315,694
375,000	GSAMP Trust REMIC, 0.69%, 05/25/36 (b)(c)	347,558

Principal Amount	Security Description	Value

$211,303	Lehman ABS Manufactured Housing Contract Trust REMIC, 4.35%, 04/15/40	$217,038
150,000	Springleaf Mortgage Loan Trust REMIC, 2.66%, 12/25/59 (b)(c)	150,069
		1,407,404

Total Non-U.S. Government Agency Asset-Backed Securities (Cost $5,664,500)	5,650,943

Corporate Bonds - 11.5%

Consumer Discretionary - 1.5%
330,000	DIRECTV Holdings, LLC / DIRECTV Financing Co., Inc., 3.80%, 03/15/22	332,250
210,000	DIRECTV Holdings, LLC / DIRECTV Financing Co., Inc., 3.95%, 01/15/25	205,889
300,000	McGraw Hill Financial, Inc., 5.90%, 11/15/17	322,310
275,000	Newell Rubbermaid, Inc., 4.00%, 06/15/22	283,654
119,000	Viacom, Inc., 6.25%, 04/30/16	122,408
300,000	Whirlpool Corp., 4.70%, 06/01/22	323,298
		1,589,809
Consumer Staples - 1.2%
450,000	Church & Dwight Co., Inc., 2.88%, 10/01/22	444,524
300,000	ConAgra Foods, Inc., 7.00%, 04/15/19	345,063
450,000	Wal-Mart Stores, Inc., 3.30%, 04/22/24	465,531
		1,255,118
Energy - 0.3%
160,000	Anadarko Petroleum Corp., 3.45%, 07/15/24	155,191
155,000	ConocoPhillips Co., 2.88%, 11/15/21	154,349
		309,540
Financials - 4.0%
300,000	American Honda Finance Corp., 1.60%, 02/16/18 (b)	300,455
350,000	Bank of America Corp., MTN, 4.13%, 01/22/24	366,023
360,000	Citigroup, Inc., 2.55%, 04/08/19	363,304
350,000	CME Group, Inc./IL, 3.00%, 09/15/22	354,212
140,000	CME Group, Inc./IL, 3.00%, 03/15/25	137,462
365,000	General Electric Capital Corp., GMTN, 6.38%, 11/15/67 (c)	391,234

See accompanying Notes to Financial Statements.	15

SEMI-ANNUAL REPORT 2015

SCHEDULES OF PORTFOLIO INVESTMENTS September 30, 2015 (Unaudited)

BALANCED FUND

Principal Amount	Security Description	Value

$300,000	JPMorgan Chase & Co., 7.90% (callable at 100 beginning 04/30/18) (c)(e)	$311,437
325,000	Metropolitan Life Global Funding I, 2.30%, 04/10/19 (b)	328,641
360,000	Morgan Stanley, 3.75%, 02/25/23	367,925
250,000	Regions Bank/Birmingham AL, 7.50%, 05/15/18	280,309
185,000	The Hartford Financial Services Group, Inc., 5.50%, 03/30/20	208,137
360,000	Wells Fargo & Co., 7.98% (callable at 100 beginning 03/15/18) (c)(e)	380,250
500,000	Welltower, Inc. REIT, 6.20%, 06/01/16	515,478
		4,304,867
Health Care - 0.1%
135,000	Becton Dickinson and Co., 3.73%, 12/15/24	137,487

Industrials - 2.0%
450,000	Burlington Northern Santa Fe, LLC, 3.75%, 04/01/24	463,917
250,000	Caterpillar, Inc., 7.90%, 12/15/18	296,104
500,000	Harley-Davidson Funding Corp., 6.80%, 06/15/18 (b)	565,445
380,000	Textron, Inc., 3.65%, 03/01/21	388,954
390,000	United Technologies Corp., 3.10%, 06/01/22	396,285
		2,110,705
Information Technology - 0.9%
425,000	Oracle Corp., 3.40%, 07/08/24	431,409
555,000	QUALCOMM, Inc., 3.45%, 05/20/25	524,296
		955,705
Materials - 0.7%
340,000	The Dow Chemical Co., 3.00%, 11/15/22	328,770
376,000	The Mosaic Co., 4.25%, 11/15/23	381,409
		710,179
Telecommunication Services - 0.4%
425,000	Verizon Communications, Inc., 5.15%, 09/15/23	468,868

Utilities - 0.4%
400,000	Commonwealth Edison Co., 4.00%, 08/01/20	426,649

Total Corporate Bonds (Cost $12,271,812)	12,268,927

Principal Amount	Security Description	Value

Government & Agency Obligations - 18.9%

GOVERNMENT SECURITIES - 18.1%
Municipals - 2.7%
$350,000	California State University, California RB, 5.45%, 11/01/22	$412,419
250,000	City of Aurora IL, Illinois GO, Series A, 4.25%, 12/30/17	264,195
250,000	City of Industry CA, California RB, 7.00%, 01/01/21	292,175
150,000	County of St. Charles MO, Missouri RB, Series C, 5.16%, 10/01/20	168,558
195,000	Kansas Development Finance Authority, Kansas RB, 5.20%, 11/01/19	217,388
300,000	Metro Wastewater Reclamation District, Colorado RB, Series B, 5.02%, 04/01/20	332,730
205,000	Northern Illinois Municipal Power Agency, Illinois RB, Series C, 5.69%, 01/01/17	214,819
100,000	Regional Transportation District, Colorado RB, Series A, 2.21%, 11/01/21	99,297
200,000	Santa Monica Community College District, California GO, Series A1-B, 5.73%, 08/01/24	230,158
100,000	State of Florida Lottery Revenue, Florida RB, 5.19%, 07/01/19	113,135
190,000	The Board of Water Commissioners City & County of Denver CO, Colorado RB, Series A, 5.00%, 12/15/19	215,998
200,000	Town of Parker CO, Colorado Certificate of Participation, Series A, 5.30%, 11/01/18	222,370
100,000	Vista Community Development Commission, California Tax Allocation Bond, 7.61%, 09/01/21	112,475
		2,895,717
U.S. Treasury Securities - 15.4%
3,160,000	U.S. Treasury Note, 0.63%, 09/30/17	3,158,518
5,710,000	U.S. Treasury Note, 1.25%, 01/31/19	5,748,514
4,900,000	U.S. Treasury Note, 2.00%, 02/28/21	5,023,519
2,510,000	U.S. Treasury Note, 1.63%, 11/15/22	2,486,273
		16,416,824

Total Government Securities (Cost $18,788,292)	19,312,541

U.S. GOVERNMENT MORTAGE BACKED-SECURITIES - 0.8%
Federal Home Loan Mortgage Corp. - 0.4%
354,711	Federal Home Loan Mortgage Corp. REMIC, 4.00%, 03/15/40	378,814

16	See accompanying Notes to Financial Statements.

SEMI-ANNUAL REPORT 2015

SCHEDULES OF PORTFOLIO INVESTMENTS September 30, 2015 (Unaudited)

BALANCED FUND

Shares or Principal Amount	Security Description	Value

Federal National Mortgage Association - 0.3%
$168,583	Federal National Mortgage Association, 3.50%, 12/01/26	$178,435
173,242	Federal National Mortgage Association REMIC, 2.50%, 09/25/39	176,701
		355,136

Total U.S. Government Mortage Backed-Securities (Cost $730,353)	733,950

Total Government & Agency Obligations (Cost $19,518,645)	20,046,491

Short-Term Investments - 5.5%

Investment Company - 5.5%
5,925,934	Goldman Sachs Financial Square Funds, Treasury Obligations Fund, 0.01% (f)	5,925,934

Total Short-Term Investments (Cost $5,925,934)	5,925,934

Total Investments - 99.5% (Cost $95,026,647)	106,311,380

Other assets in excess of liabilities – 0.5%	500,789
NET ASSETS – 100.0%	$106,812,169

(a)	Non-income producing security.
(b)	Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to $4,302,228 or 4.0% of net assets.
(c)	Variable rate security. The rate reflected is the rate in effect at September 30, 2015.
(d)	Debt obligation initially issued at one coupon rate which converts to higher coupon rate at a specified date. Rate presented is as of September 30, 2015.
(e)	Perpetual maturity security.
(f)	Dividend yield changes daily to reflect current market conditions. Rate was the quote yield as of September 30, 2015.

ABS	Asset Backed Security
CLO	Collateralized Loan Obligation
GMTN	Global Medium Term Note
GO	General Obligation
LLC	Limited Liability Company
MTN	Medium Term Note
PLC	Public Limited Company
RB	Revenue Bond
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit

See accompanying Notes to Financial Statements.	17

SEMI-ANNUAL REPORT 2015

SCHEDULES OF PORTFOLIO INVESTMENTS September 30, 2015 (Unaudited)

GROWTH OPPORTUNITIES FUND

Shares	Security Description	Value

Common Stocks - 96.2%

Consumer Discretionary - 24.0%
4,000	AutoZone, Inc. (a)	$2,895,320
32,500	Big Lots, Inc.	1,557,400
14,744	BorgWarner, Inc.	613,203
42,200	Brinker International, Inc.	2,222,674
36,600	Carter's, Inc.	3,317,424
32,400	Dick's Sporting Goods, Inc.	1,607,364
46,100	Discovery Communications, Inc. - Class C (a)	1,119,769
24,900	DR Horton, Inc.	731,064
58,100	Five Below, Inc. (a)	1,950,998
26,200	Foot Locker, Inc.	1,885,614
32,800	Grand Canyon Education, Inc. (a)	1,246,072
55,900	Hanesbrands, Inc.	1,617,746
20,600	Michael Kors Holdings, Ltd. (a)	870,144
31,600	Nordstrom, Inc.	2,266,036
13,800	O'Reilly Automotive, Inc. (a)	3,450,000
5,514	Polaris Industries, Inc.	660,963
16,300	PulteGroup, Inc.	307,581
69,900	Restaurant Brands International, Inc.	2,510,808
23,000	Restoration Hardware Holdings, Inc. (a)	2,146,130
37,000	Standard Pacific Corp. (a)	296,000
21,800	The Madison Square Garden Co. - Class A (a)	1,572,652
14,800	Ulta Salon Cosmetics & Fragrance, Inc. (a)	2,417,580
		37,262,542
Consumer Staples - 6.8%
18,400	Constellation Brands, Inc. - Class A	2,303,864
26,000	Herbalife, Ltd. (a)	1,417,000
231,000	Rite Aid Corp. (a)	1,402,170
21,900	Spectrum Brands Holdings, Inc.	2,004,069
40,800	Sprouts Farmers Market, Inc. (a)	860,880
28,300	The Hain Celestial Group, Inc. (a)	1,460,280
28,000	The WhiteWave Foods Co. (a)	1,124,200
		10,572,463
Energy - 1.8%
7,700	Concho Resources, Inc. (a)	756,910
40,961	Noble Energy, Inc.	1,236,203
20,060	Oceaneering International, Inc.	787,957
		2,781,070
Financials - 10.8%
4,600	Affiliated Managers Group, Inc. (a)	786,554
167,600	American Homes 4 Rent - Class A REIT	2,695,008
7,600	Credit Acceptance Corp. (a)	1,496,212
66,400	Home BancShares, Inc.	2,689,200
34,420	Northern Trust Corp.	2,346,067
41,362	PRA Group, Inc. (a)	2,188,877
20,900	Signature Bank (a)	2,875,004
17,900	Stifel Financial Corp. (a)	753,590

Shares	Security Description	Value

13,400	T. Rowe Price Group, Inc.	$931,300
		16,761,812
Health Care - 17.5%
250,680	Allscripts Healthcare Solutions, Inc. (a)	3,108,432
32,400	Bio-Techne Corp.	2,995,704
98,400	Boston Scientific Corp. (a)	1,614,744
31,600	Centene Corp. (a)	1,713,668
19,300	Cerner Corp. (a)	1,157,228
11,400	Edwards Lifesciences Corp. (a)	1,620,738
42,300	Insulet Corp. (a)	1,095,993
18,900	Mallinckrodt Plc (a)	1,208,466
26,000	PerkinElmer, Inc.	1,194,960
52,800	Seattle Genetics, Inc. (a)	2,035,968
29,300	Teleflex, Inc.	3,639,353
13,000	The Cooper Cos., Inc.	1,935,180
7,800	United Therapeutics Corp. (a)	1,023,672
67,500	Zoetis, Inc.	2,779,650
		27,123,756
Industrials - 11.9%
17,594	Dover Corp.	1,006,025
48,100	Fortune Brands Home & Security, Inc.	2,283,307
26,400	Genesee & Wyoming, Inc. – Class A (a)	1,559,712
74,500	HD Supply Holdings, Inc. (a)	2,132,190
55,800	KAR Auction Services, Inc.	1,980,900
8,000	Lincoln Electric Holdings, Inc.	419,440
15,500	Roper Industries, Inc.	2,428,850
52,000	Southwest Airlines Co.	1,978,080
18,000	The Middleby Corp. (a)	1,893,420
68,400	Trinity Industries, Inc.	1,550,628
4,700	United Rentals, Inc. (a)	282,235
42,040	XPO Logistics, Inc. (a)	1,001,813
		18,516,600
Information Technology - 20.0%
7,100	Akamai Technologies, Inc. (a)	490,326
61,200	ARRIS Group, Inc. (a)	1,589,364
7,100	Avago Technologies, Ltd.	887,571
41,600	Broadridge Financial Solutions, Inc.	2,302,560
68,200	Cadence Design Systems, Inc. (a)	1,410,376
78,300	CDW Corp.	3,199,338
40,000	Citrix Systems, Inc. (a)	2,771,200
5,300	Factset Research Systems, Inc.	846,993
29,800	Fiserv, Inc. (a)	2,580,978
22,900	FleetCor Technologies, Inc. (a)	3,151,498
51,520	IAC/InterActiveCorp.	3,362,711
19,700	Jack Henry & Associates, Inc.	1,371,317
70,000	Mentor Graphics Corp.	1,724,100
29,300	Microchip Technology, Inc.	1,262,537
53,500	Paychex, Inc.	2,548,205
41,000	QLIK Technologies, Inc. (a)	1,494,450
		30,993,524

18	See accompanying Notes to Financial Statements.

SEMI-ANNUAL REPORT 2015

SCHEDULES OF PORTFOLIO INVESTMENTS September 30, 2015 (Unaudited)

GROWTH OPPORTUNITIES FUND

Shares	Security Description	Value

Materials - 2.3%
10,000	Caesarstone Sdot-Yam, Ltd. (a)	$304,000
28,600	Eastman Chemical Co.	1,850,992
39,000	FMC Corp.	1,322,490
		3,477,482
Utilities - 1.1%
29,300	Southwest Gas Corp.	1,708,776

Total Common Stocks (Cost $124,384,228)	149,198,025

Short Term Investments - 8.2%

Investment Company - 8.2%
12,623,306	Goldman Sachs Financial Square Funds, Treasury Obligations Fund, 0.01% (b)	$12,623,306

Total Short Term Investments (Cost $12,623,306)	12,623,306

Total Investments - 104.4% (Cost $137,007,534)	161,821,331

Liabilities in excess of other assets – (4.4)%	(6,754,739)
NET ASSETS – 100.0%	$155,066,592

REIT	Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2015.

See accompanying Notes to Financial Statements.	19

SEMI-ANNUAL REPORT 2015

SCHEDULES OF PORTFOLIO INVESTMENTS September 30, 2015 (Unaudited)

SMALL COMPANY FUND

Shares	Security Description	Value

Common Stocks - 98.2%

Consumer Discretionary - 11.0%
364,200	Callaway Golf Co.	$3,041,070
177,900	Del Frisco's Restaurant Group, Inc. (a)	2,471,031
343,700	Francesca's Holdings Corp. (a)	4,203,451
28,300	Jack in the Box, Inc.	2,180,232
86,000	Steiner Leisure, Ltd. (a)	5,433,480
108,400	The Buckle, Inc.	4,007,548
200,300	Tumi Holdings, Inc. (a)	3,529,286
86,800	Vitamin Shoppe, Inc. (a)	2,833,152
		27,699,250
Consumer Staples - 3.8%
70,900	Calavo Growers, Inc.	3,164,976
109,200	Inter Parfums, Inc.	2,709,252
36,900	Lancaster Colony Corp.	3,597,012
		9,471,240
Energy - 3.5%
123,700	Matador Resources Co. (a)	2,565,538
138,700	Matrix Service Co. (a)	3,116,589
61,500	PDC Energy, Inc. (a)	3,260,115
		8,942,242
Financials - 25.1%
289,500	Cardinal Financial Corp.	6,661,395
35,600	Cullen/Frost Bankers, Inc.	2,263,448
83,000	Education Realty Trust, Inc. REIT	2,734,850
96,900	Greenlight Capital Re, Ltd., Class A (a)	2,158,932
59,800	Home Properties, Inc. REIT (a)	4,470,050
144,200	LTC Properties, Inc. REIT	6,153,014
163,900	MB Financial, Inc.	5,349,696
395,200	Old National Bancorp	5,505,136
101,100	Opus Bank	3,866,064
212,200	Selective Insurance Group, Inc.	6,590,932
150,700	Southside Bancshares, Inc.	4,151,785
106,800	Stifel Financial Corp. (a)	4,496,280
96,800	UMB Financial Corp.	4,918,408
113,000	United Bankshares, Inc.	4,292,870
		63,612,860
Health Care - 15.0%
143,300	AMN Healthcare Services, Inc. (a)	4,300,433
62,000	Analogic Corp.	5,086,480
152,000	Genomic Health, Inc. (a)	3,216,320
52,300	Greatbatch, Inc. (a)	2,950,766
79,800	Integra LifeSciences Holdings Corp. (a)	4,752,090
98,100	Masimo Corp. (a)	3,782,736
95,700	Team Health Holdings, Inc. (a)	5,170,671
71,200	VCA Antech, Inc. (a)	3,748,680
92,200	West Pharmaceutical Services, Inc.	4,989,864
		37,998,040
Industrials - 14.0%
138,000	Barnes Group, Inc.	4,974,900
102,200	CLARCOR, Inc.	4,872,896
82,000	Forward Air Corp.	3,402,180

Shares	Security Description	Value

112,700	Franklin Electric Co., Inc.	$3,068,821
119,400	Granite Construction, Inc.	3,542,598
68,900	Multi-Color Corp.	5,270,161
306,200	Navigant Consulting, Inc. (a)	4,871,642
149,100	Tetra Tech, Inc.	3,624,621
102,100	TriMas Corp. (a)	1,669,335
		35,297,154
Information Technology - 17.7%
63,400	Anixter International, Inc. (a)	3,663,252
49,600	CACI International, Inc., Class A (a)	3,668,912
67,900	Coherent, Inc. (a)	3,714,130
74,200	ExlService Holdings, Inc. (a)	2,740,206
48,500	Littelfuse, Inc.	4,420,775
101,400	Methode Electronics, Inc.	3,234,660
134,300	Microsemi Corp. (a)	4,407,726
71,200	MTS Systems Corp.	4,279,832
90,000	National Instruments Corp.	2,501,100
123,500	Park Electrochemical Corp.	2,172,365
121,900	PTC, Inc. (a)	3,869,106
110,500	Silicon Motion Technology Corp., ADR	3,017,755
68,500	Syntel, Inc. (a)	3,103,735
		44,793,554
Materials - 4.4%
65,500	Balchem Corp.	3,980,435
99,700	Carpenter Technology Corp.	2,968,069
68,700	Sensient Technologies Corp.	4,211,310
		11,159,814
Utilities - 3.7%
74,400	IDACORP, Inc.	4,814,424
118,600	Westar Energy, Inc.	4,558,984
		9,373,408

Total Common Stocks (Cost $215,669,012)	248,347,562

Short-Term Investments - 3.9%

Investment Company - 2.0%
5,126,238	Goldman Sachs Financial Square Funds, Treasury Obligations Fund, 0.01% (b)	5,126,238

Total Short-Term Investments (cost $5,126,238)	5,126,238

Total Investments - 100.2% (cost $220,795,250)	253,473,800

Other liabilities in excess of other assets - (0.2)%	(418,114)
NET ASSETS - 100.0%	$253,055,686

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

(a)	Non-income producing security.
(b)           Dividend yield changes daily to reflect current market conditions. Rate was the quote

20	See accompanying Notes to Financial Statements.

SEMI-ANNUAL REPORT 2015

STATEMENTS OF ASSETS AND LIABILITIES September 30, 2015 (Unaudited)

		SHORT-INTERMEDIATE BOND FUND	INCOME FUND
	Assets:
	Investments, at cost	$107,614,648	$167,657,667
	Unrealized appreciation of investments	204,872	1,606,752
	Total investments, at value	107,819,520	169,264,419
	Receivable for capital shares issued	178,473	153,385
	Receivable for investments sold	-	-
	Interest and dividends receivable	377,255	894,502
	Prepaid expenses	2,058	5,471
	Total Assets	108,377,306	170,317,777

	Liabilities:
	Distributions payable	138,274	290,221
	Payable for investments purchased	-	-
	Payable for capital shares redeemed	52,157	139,916
	Accrued expenses and other payables:
Adviser	Investment advisory fees	23,697	57,693
	Administration fees payable to non-related parties	4,343	6,808
	Administration fees payable to related parties	6,249	9,801
	Shareholder service fees - Institutional Class	8,948	8,131
	Other fees	26,603	28,150
	Total liabilities	260,271	540,720
	Net assets	$108,117,035	$169,777,057
	Composition of Net Assets:
	Capital	$110,109,253	$168,154,316
	Accumulated (excess of distributions over) net investment income	(331,186)	87,495
	Accumulated net realized gain (loss) from investments	(1,865,904)	(71,506)
	Net unrealized appreciation on investments	204,872	1,606,752
	Net Assets	$108,117,035	$169,777,057
	Institutional Class:
	Net assets	$12,383,694	$7,249,392
	Shares of beneficial interest	1,316,589	700,684
	Net asset value, offering and redemption price per share	$9.41	$10.35
	Institutional Plus Class:
	Net assets	$95,733,341	$162,527,665
	Shares of beneficial interest	10,146,873	15,709,902
	Net asset value, offering and redemption price per share	$9.43	$10.35

See accompanying Notes to Financial Statements.	21

SEMI-ANNUAL REPORT 2015

STATEMENTS OF ASSETS AND LIABILITIES September 30, 2015 (Unaudited)

BALANCED FUND	GROWTH OPPORTUNITIES FUND	SMALL COMPANY FUND

$95,026,647	$137,007,534	$220,795,250
11,284,733	24,813,797	32,678,550
106,311,380	161,821,331	253,473,800
74,590	79,625	90,287
601,910	2,245,796	-
292,853	56,822	137,562
14,356	11,598	11,253
107,295,089	164,215,172	253,712,902

-	-	-
271,068	8,979,453	-
97,071	11,442	414,473

62,379	94,123	166,517
4,364	6,446	10,309
6,265	9,241	14,822
17,758	23,321	19,216
24,015	24,554	31,879
482,920	9,148,580	657,216
$106,812,169	$155,066,592	$253,055,686

$93,028,771	$108,322,823	$211,104,729
(624)	(471,623)	720,507
2,499,289	22,401,595	8,551,900
11,284,733	24,813,797	32,678,550
$106,812,169	$155,066,592	$253,055,686

$73,051,456	$41,971,829	$40,600,250
4,420,854	2,529,705	1,826,875
$16.52	$16.59	$22.22

$33,760,713	$113,094,763	$212,455,436
2,054,345	6,749,576	9,526,269
$16.43	$16.76	$22.30

22	See accompanying Notes to Financial Statements.

SEMI-ANNUAL REPORT 2015

STATEMENTS OF OPERATIONS For the Six Months Ended September 30, 2015 (Unaudited)

	SHORT-INTERMEDIATE BOND FUND	INCOME FUND
Investment Income:
Interest	$1,248,471	$2,402,767
Dividend	9,794	63,017
Foreign tax witholding	-	-
Total Income	1,258,265	2,465,784
Expenses:
Investment advisory fees	279,575	484,146
Administration fees	76,586	110,236
Shareholder service fees - Institutional Class	25,603	20,790
Custodian fees	2,908	2,722
Chief compliance officer fees	6,187	8,154
Director fees	2,748	3,637
Registration and filing fees	12,592	9,927
Transfer agent fees	25,337	26,070
Other fees	36,033	39,188
Total expenses before waivers	467,569	704,870
Expenses waived and reimbursed by Adviser	(140,496)	(168,791)
Total Expenses	327,073	536,079
Net Investment Income (Loss)	931,192	1,929,705
Realized and Unrealized Gain (Loss) On Investments:
Net realized gain (loss) on investment transactions	53,194	(3,180)
Change in unrealized appreciation (depreciation) on investments	(520,323)	(2,176,437)
Net realized and unrealized loss on investments	(467,129)	(2,179,617)
Net increase (decrease) in net assets from operations	$464,063	$(249,912)

See accompanying Notes to Financial Statements.	23

SEMI-ANNUAL REPORT 2015

STATEMENTS OF OPERATIONS For the Six Months Ended September 30, 2015 (Unaudited)

BALANCED FUND	GROWTH OPPORTUNITIES FUND	SMALL COMPANY FUND

$631,960	$-	$-
131,571	565,103	1,405,054
-	(2,146)	(164)
763,531	562,957	1,404,890

418,517	651,078	1,125,805
76,388	118,999	181,374
75,710	58,542	49,532
2,561	2,665	2,513
5,832	9,304	15,096
2,624	4,142	6,410
7,998	11,563	9,447
32,112	31,670	39,766
27,788	36,725	45,192
649,530	924,688	1,475,135
(22,403)	(51,694)	(117,306)
627,127	872,994	1,357,829
136,404	(310,037)	47,061

1,386,344	10,126,006	7,128,265
(8,801,912)	(32,347,367)	(27,563,115)
(7,415,568)	(22,221,361)	(20,434,850)
$(7,279,164)	$(22,531,398)	$(20,387,789)

24	See accompanying Notes to Financial Statements.

SEMI-ANNUAL REPORT 2015

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

SHORT-INTERMEDIATE BOND FUND	INCOME FUND
For the Six Months Ended September 30, 2015	For the Year Ended March 31, 2015	For the Six Months Ended September 30, 2015	For the Year Ended March 31, 2015
Operations:
Net investment income (loss)	$931,192	$1,602,060	$1,929,705	$3,056,404
Net realized gain (loss) on investment transactions	53,194	129,622	(3,180)	598,571
Change in unrealized appreciation (depreciation) on investments	(520,323)	(42,954)	(2,176,437)	2,798,021
Net increase (decrease) in net assets from operations	464,063	1,688,728	(249,912)	6,452,996
Distributions to Shareholders:
From net investment income
Institutional Class	(174,405)	(291,929)	(257,942)	(412,416)
Institutional Plus Class	(864,533)	(1,617,218)	(1,939,944)	(2,884,748)
From net realized gains on investments
Institutional Class	-	(26,650)	-	(9,917)
Institutional Plus Class	-	(113,010)	-	(60,414)
Change in net assets from distributions to shareholders	(1,038,938)	(2,048,807)	(2,197,886)	(3,367,495)
Capital Transactions:
Proceeds from shares issued
Institutional Class	3,513,233	15,251,366	7,258,648	12,117,966
Institutional Plus Class	20,917,560	25,587,718	54,349,192	39,354,660
Proceeds from dividends reinvested
Institutional Class	122,500	244,100	225,337	386,732
Institutional Plus Class	129,617	193,358	385,515	534,417
Cost of shares redeemed
4	Institutional Class	(14,135,836)	(5,546,677)	(19,529,825)	(3,990,065)
5	Institutional Plus Class	(16,642,286)	(27,854,281)	(10,582,208)	(14,965,552)
Change in net assets from capital transactions	(6,095,212)	7,875,584	32,106,659	33,438,158
Change in net assets	(6,670,087)	7,515,505	29,658,861	36,523,659
Net Assets:
Beginning of period	114,787,122	107,271,617	140,118,196	103,594,537
End of period	$108,117,035	$114,787,122	$169,777,057	$140,118,196
Accumulated (excess of distributions over) net investment income (loss)	$(331,186)	$(223,440)	$87,495	$355,676
Share Transactions Institutional Class:
Shares issued	372,595	1,609,543	700,916	1,167,496
Shares reinvested	12,994	25,798	21,762	37,132
Shares redeemed	(1,501,894)	(586,226)	(1,895,360)	(383,446)
Change in shares	(1,116,305)	1,049,115	(1,172,682)	821,182
Share Transactions Institutional Plus Class:
Shares issued	2,213,408	2,692,813	5,248,639	3,783,503
Shares reinvested	13,716	20,363	37,220	51,288
Shares redeemed	(1,758,730)	(2,931,712)	(1,021,723)	(1,436,069)
Change in shares	468,394	(218,536)	4,264,136	2,398,722

See accompanying Notes to Financial Statements.	25

SEMI-ANNUAL REPORT 2015

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

BALANCED FUND		GROWTH OPPORTUNITIES FUND		SMALL COMPANY FUND
For the Six Months Ended September 30, 2015	For the Year Ended March 31, 2015	For the Six Months Ended September 30, 2015	For the Year Ended March 31, 2015	For the Six Months Ended September 30, 2015	For the Year Ended March 31, 2015

$136,404	$120,104	$(310,037)	$(540,325)	$47,061	$686,875
1,386,344	2,063,206	10,126,006	24,270,588	7,128,265	27,212,398
(8,801,912)	6,926,044	(32,347,367)	(3,092,755)	(27,563,115)	(5,426,752)
(7,279,164)	9,109,354	(22,531,398)	20,637,508	(20,387,789)	22,472,521

(84,455)	(27,341)	-	-	-	(13,323)
(73,690)	(76,522)	-	-	-	(345,372)

-	(6,357,484)	-	(6,722,523)	-	(3,981,666)
-	(2,274,421)	-	(13,427,577)	-	(18,431,393)
(158,145)	(8,735,768)	-	(20,150,100)	-	(22,771,754)

22,433,469	26,807,679	7,215,853	9,954,681	9,287,427	19,871,107
2,936,527	17,771,053	17,693,658	23,647,450	24,744,237	105,445,428

73,221	5,679,964	-	6,342,624	-	3,572,725
66,030	2,043,920	-	5,862,598	-	8,446,277

(14,944,760)	(30,967,092)	(14,300,941)	(19,668,891)	(16,214,233)	(14,130,500)
(2,529,886)	(5,010,006)	(7,902,376)	(28,202,267)	(12,960,747)	(60,655,365)
8,034,601	16,325,518	2,706,194	(2,063,805)	4,856,684	62,549,672
597,292	16,699,104	(19,825,204)	(1,576,397)	(15,531,105)	62,250,439

106,214,877	89,515,773	174,891,796	176,468,193	268,586,791	206,336,352
$106,812,169	$106,214,877	$155,066,592	$174,891,796	$253,055,686	$268,586,791
$(624)	$21,117	$(471,623)	$(161,586)	$720,507	$673,446

1,281,094	1,516,391	382,362	516,220	395,028	817,715
4,228	335,399	-	354,337	-	151,194
(862,468)	(1,777,076)	(791,112)	(1,024,574)	(700,015)	(593,829)
422,854	74,714	(408,750)	(154,017)	(304,987)	375,080

169,539	1,026,044	968,426	1,257,346	1,071,565	4,492,438
3,851	121,038	-	324,798	-	356,684
(145,762)	(287,522)	(420,906)	(1,463,870)	(553,239)	(2,533,408)
27,628	859,560	547,520	118,274	518,326	2,315,714

26	See accompanying Notes to Financial Statements.

SEMI-ANNUAL REPORT 2015

FINANCIAL HIGHLIGHTS (Unaudited) For a Share Outstanding

		Investment Activities				Distributions to Shareholders from:						Ratios/Supplemental Data
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Operations	Net Investment Income	Net Realized Gains on Investments	Net Asset Value, End of Period		Total Return(b)	Net Assets, End of Period (000's)	Expense to Average Net Assets(c)	Net Investment Income (Loss) to Average Net Assets(c)	Expense to Average Net Assets*(c)	Portfolio Turnover(b)
SHORT-INTERMEDIATE BOND FUND
Institutional Class
09/30/15	$9.45	$0.03	$0.01		$0.04	$(0.08)	$ -		$9.41	0.33%	$12,384	0.78%	0.60%	1.07%	18%
03/31/15	9.48	0.12	0.00	(d)	0.12	(0.14)	(0.01)		9.45	1.33	23,000	0.79	1.24	1.04	51
03/31/14	9.60	0.15	(0.12)		0.03	(0.15)	(0.00	)(d)	9.48	0.40	13,123	0.79	1.62	1.01	48
03/31/13	9.48	0.23	0.13		0.36	(0.23)	(0.01)		9.60	3.85	48,543	0.83	2.36	1.05	50
03/31/12	9.51	0.25	0.01		0.26	(0.27)	(0.02)		9.48	2.80	49,848	0.84	2.66	1.06	42
03/31/11	9.51	0.28	0.03		0.31	(0.31)	-		9.51	3.27	68,550	0.82	2.94	1.08	45
Institutional Plus Class
09/30/15	9.48	0.09	(0.05)		0.04	(0.09)	-		9.43	0.34	95,733	0.54	1.92	0.78	18
03/31/15	9.51	0.14	0.01		0.15	(0.17)	(0.01)		9.48	1.57	91,787	0.55	1.48	0.80	51
03/31/14	9.61	0.17	(0.10)		0.07	(0.17)	(0.00	)(d)	9.51	0.77	94,149	0.58	1.79	0.80	48
03/31/13	9.49	0.25	0.14		0.39	(0.26)	(0.01)		9.61	4.11	30,342	0.58	2.59	0.80	50
03/31/12(e)	9.40	0.13	0.12		0.25	(0.14)	(0.02)		9.49	2.62	15,936	0.61	2.98	0.83	42

INCOME FUND
Institutional Class
09/30/15	10.51	0.01	(0.03	)(f)	(0.02)	(0.14)	-		10.35	(0.37)	7,249	0.84	0.21	1.10	13
03/31/15	10.25	0.24	0.29		0.53	(0.26)	(0.01)		10.51	5.18	19,693	0.85	2.30	1.11	52
03/31/14	10.47	0.28	(0.21)		0.07	(0.29)	-		10.25	0.72	10,784	0.81	2.71	1.08	55
03/31/13	10.23	0.31	0.24		0.55	(0.31)	-		10.47	5.46	54,724	0.88	3.01	1.15	42
03/31/12	9.91	0.36	0.32		0.68	(0.36)	-		10.23	6.93	54,401	0.91	3.56	1.18	38
03/31/11	9.79	0.42	0.10		0.52	(0.40)	-		9.91	5.37	56,542	0.83	4.26	1.18	68
Institutional Plus Class
09/30/15	10.52	0.14	(0.16	)(f)	(0.02)	(0.15)	-		10.35	(0.37)	162,528	0.64	2.71	0.84	13
03/31/15	10.26	0.26	0.29		0.55	(0.28)	(0.01)		10.52	5.40	120,425	0.63	2.52	0.89	52
03/31/14	10.48	0.30	(0.22)		0.08	(0.30)	-		10.26	0.79	92,810	0.64	2.91	0.91	55
03/31/13	10.24	0.34	0.24		0.58	(0.34)	-		10.48	5.70	25,266	0.63	3.24	0.90	42
03/31/12(e)	10.14	0.15	0.10		0.25	(0.15)	-		10.24	2.47	11,933	0.66	3.45	0.93	38

BALANCED FUND
Institutional Class
09/30/15	17.66	0.02	(1.14)		(1.12)	(0.02)	-		16.52	(6.35)	73,051	1.19	0.18	1.24	24
03/31/15	17.61	0.01	1.58		1.59	(0.01)	(1.53)		17.66	9.40	70,615	1.17	0.06	1.26	69
03/31/14	16.30	0.09	2.56		2.65	(0.10)	(1.24)		17.61	16.46	69,070	1.16	0.53	1.29	91
03/31/13	15.39	0.15	0.90		1.05	(0.14)	-		16.30	6.89	55,358	1.22	0.98	1.35	27
03/31/12	14.27	0.13	1.12		1.25	(0.13)	-		15.39	8.82	52,199	1.25	0.93	1.38	25
03/31/11	12.44	0.22	1.82		2.04	(0.21)	-		14.27	16.56	38,591	1.22	1.67	1.37	34
Institutional Plus Class
09/30/15	17.57	0.03	(1.13)		(1.10)	(0.04)	-		16.43	(6.29)	33,761	0.99	0.38	1.02	24
03/31/15	17.52	0.05	1.57		1.62	(0.04)	(1.53)		17.57	9.67	35,600	0.97	0.30	1.06	69
03/31/14	16.23	0.12	2.54		2.66	(0.13)	(1.24)		17.52	16.65	20,446	0.95	0.72	1.08	91
03/31/13	15.36	0.19	0.90		1.09	(0.22)	-		16.23	7.17	12,569	0.97	1.24	1.10	27
03/31/12(e)	13.90	0.07	1.47		1.54	(0.08)	-		15.36	11.13	12,773	1.02	1.06	1.15	25

See accompanying Notes to Financial Statements.	27

SEMI-ANNUAL REPORT 2015

FINANCIAL HIGHLIGHTS (Unaudited) For a Share Outstanding

Investment Activities	Distributions to Shareholders from:	Ratios/Supplemental Data
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gains on Investments	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (000's)	Expense to Average Net Assets(c)	Net Investment Income (Loss) to Average Net Assets(c)	Expense to Average Net Assets*(c)	Portfolio Turnover(b)
GROWTH OPPORTUNITIES FUND
Institutional Class
09/30/15	$19.02	$(0.05)	$(2.38)	$(2.43)	-	$ -	$16.59	(12.78)%	$41,972	1.15%	(0.51)%	1.24%	33%
03/31/15	19.16	(0.09)	2.41	2.32	-	(2.46)	19.02	12.93	55,888	1.14	(0.47)	1.23	50
03/31/14	16.63	(0.05)	4.10	4.05	-	(1.52)	19.16	24.36	59,249	1.08	(0.28)	1.20	56
03/31/13	15.52	(0.05)	1.53	1.48	-	(0.37)	16.63	9.79	86,600	1.15	(0.33)	1.27	55
03/31/12	15.19	(0.08)	0.41	0.33	-	-	15.52	2.17	80,961	1.16	(0.55)	1.28	72
03/31/11	11.50	0.02	3.72	3.74	(0.05	)(g)	-	15.19	32.54	107,089	1.16	0.18	1.30	45
Institutional Plus Class
09/30/15	19.19	(0.03)	(2.40)	(2.43)	-	-	16.76	(12.66)	113,095	0.94	(0.29)	0.99	33
03/31/15	19.27	(0.05)	2.43	2.38	-	(2.46)	19.19	13.18	119,004	0.92	(0.25)	1.01	50
03/31/14	16.68	(0.02)	4.13	4.11	-	(1.52)	19.27	24.65	117,219	0.89	(0.08)	1.01	56
03/31/13	15.53	(0.01)	1.53	1.52	-	(0.37)	16.68	10.05	47,119	0.90	(0.07)	1.02	55
03/31/12(e)	13.31	(0.01)	2.23	2.22	-	-	15.53	16.68	42,774	0.93	(0.13)	1.05	72

SMALL COMPANY FUND
Institutional Class
09/30/15	24.06	(0.02)	(1.82)	(1.84)	-	-	22.22	(7.65)	40,600	1.19	(0.13)	1.32	14
03/31/15	24.39	0.02	1.65	1.67	(0.01)	(1.99)	24.06	6.97	51,296	1.20	0.09	1.31	29
03/31/14	19.98	0.03	4.81	4.84	(0.11)	(0.32)	24.39	24.26	42,855	1.19	0.13	1.32	21
03/31/13	19.11	0.18	1.63	1.81	(0.09)	(0.85)	19.98	10.11	78,688	1.22	0.97	1.35	19
03/31/12	19.37	0.09	0.59	0.68	(0.07)	(0.87)	19.11	4.25	60,370	1.22	0.47	1.35	30
03/31/11	16.56	0.11	3.89	4.00	(0.01)	(1.18)	19.37	24.83	77,747	1.26	0.64	1.41	28
Institutional Plus Class
09/30/15	24.12	0.01	(1.83)	(1.82)	-	-	22.30	(7.55)	212,455	0.99	0.07	1.07	14
03/31/15	24.43	0.08	1.64	1.72	(0.04)	(1.99)	24.12	7.17	217,291	0.98	0.34	1.09	29
03/31/14	20.04	0.09	4.81	4.90	(0.19)	(0.32)	24.43	24.53	163,481	0.96	0.39	1.09	21
03/31/13	19.16	0.23	1.64	1.87	(0.14)	(0.85)	20.04	10.43	90,628	0.97	1.23	1.10	19
03/31/12(e)	19.38	0.13	0.60	0.73	(0.08)	(0.87)	19.16	4.51	84,974	0.96	0.74	1.10	30

*	Ratios excluding contractual and voluntary waivers.
(a)	Per share data calculated using average share method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Amount represents less than $0.005.
(e)
Commencement of Operations of Institutional Plus Class shares was as follows: Small Company Fund – December 17, 2010; Short-Intermediate Bond Fund, Balanced Fund and Growth Opportunities Fund – October 14, 2011; Income Fund – October 28, 2011.

(f)
Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value for the year, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

(g)	Distribution amount for the Growth Opportunities Fund includes a return of capital distribution of $0.03 per share for the year ended March 31, 2011.

28	See accompanying Notes to Financial Statements.

SEMI-ANNUAL REPORT 2015

NOTES TO FINANCIAL STATEMENTS September 30, 2015(Unaudited)

1. Organization

Tributary Funds, Inc. (the “Company”) was organized in October 1994 as a Nebraska corporation and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified open-end management investment company issuing its shares in series.  The Company consists of five series, the Short-Intermediate Bond Fund, the Income Fund, the Balanced Fund, the Growth Opportunities Fund and the Small Company Fund (collectively, the “Funds” and individually, a “Fund”).  Each series represents a distinct portfolio with its own investment objectives and policies.

All Funds offer Institutional Class and Institutional Plus Class shares without a sales charge. The two classes differ principally in applicable minimum investment and shareholder servicing fees. Shareholders bear the common expenses of each Fund and earn income and realized gains/losses from each Fund pro rata based on the average daily net assets of each class, without discrimination between share classes.  Each share class also has different voting rights on matters affecting a single class. No class has preferential dividend rights.

2. Significant Accounting Policies
The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Company in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation
The net asset value (“NAV”) per share of each Fund is determined each business day as of the close of the New York Stock Exchange (“NYSE”), which is normally 4 p.m. Eastern Time. In valuing a Fund’s assets for calculating the NAV, securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, including traded over the counter securities, are valued at the official closing price on the primary exchange or market on which they traded or, if there is no such reported price on the valuation date, at the most recent quoted sale price or bid price. Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE. Short-term debt investments (maturing within 60 days) may be valued on an amortized cost basis, unless such value does not approximate market value. Debt securities (other than short-term investments) are valued at prices furnished by pricing services and generally reflect last reported sales price if the security is actively traded or an evaluated bid price obtained by employing methodologies that utilize actual market transactions; broker supplied valuations; or factors such as yield, maturity, call features, credit ratings, or developments relating to specific securities in arriving at the valuation. Prices provided by pricing services are subject to review and determination of the appropriate price whenever a furnished price is significantly different from the previous day’s furnished price.

Securities for which quotations are not readily available are valued at fair value as determined in good faith by the Company’s Fair Value Committee (“Fair Value Committee”) pursuant to procedures established by the Company’s Board of Directors (“Board”). Situations that may require an investment to be fair valued include instances where a security is thinly traded, halted, or restricted as to resale. In addition, investments may be fair valued based on the occurrence of a significant event. Significant events may be specific to a particular issuer, such as mergers, restructurings, or defaults. Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in the value of U.S. securities markets. Securities are fair valued based on observable and unobservable inputs, including the Fair Value Committee's own assumptions in determining fair value. Factors used in determining fair value include, but are not limited to: type of security or asset, trading activity of similar markets or securities, fundamental analytical data relating to the investment, evaluation of the forces that influence the market in which the security is purchased and sold, and information as to any transactions or offers with respect to the security.

Under the Company’s pricing and valuation procedures, the Board has delegated the daily operational oversight of the securities valuation function to the Fair Value Committee, which consists of representatives from the Funds’ Adviser, Sub-Adviser and Treasurer, who serves on the committee as a non-voting member. The Fair Value Committee is responsible for determining fair valuations for any security for which market quotations are not readily available. For those securities fair valued under procedures considering all relevant information that is reasonably available. The Fair Valuation Committee’s determinations are subject to review by the Funds’ Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

29

SEMI-ANNUAL REPORT 2015

NOTES TO FINANCIAL STATEMENTS September 30, 2015 (Unaudited)

The Funds use a framework for measuring fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants (exit price). One component of fair value is a three-tier fair value hierarchy. The basis of the tiers is dependent upon various “inputs” used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1 – includes valuations based on quoted prices of identical securities in active markets including valuations for securities listed on a securities exchange or investments in mutual funds.

Level 2 – includes valuations for which all significant inputs are observable, either directly or indirectly. Direct observable inputs include broker quotes in active markets, closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets, or corporate action or reorganization entitlement values. Indirect significant observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings. Level 2 includes valuations for fixed income securities priced by pricing services, broker quotes in active markets, securities subject to corporate actions, or ADRs and GDRs for which quoted prices in active markets are not available.

Level 3 – includes valuations based on inputs that are unobservable and significant to the fair value measurement, including the Fair Value Committee's own assumptions in determining the fair value of the investment. Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, issuer news, trading characteristics, or industry specific inputs such as: trading activity of similar markets or securities, changes in the security’s underlying index, or comparable securities’ models. Level 3 valuations include securities that are priced based on single source broker quotes, where prices may be unavailable due to halted trading, restricted to resale due to market events, newly issued or investments for which reliable quotes are not available.

To assess the continuing appropriateness of security valuations, the Co-Administrator regularly compares current day prices with prior day prices, transaction prices, and alternative vendor prices. When the comparison results exceed pre-defined thresholds, the Co-Administrator challenges the prices exceeding tolerance levels with the pricing service or broker. To substantiate Level 3 unobservable inputs, the Adviser and Co-Administrator use a variety of techniques as appropriate, including, transaction backtesting or disposition analysis and review of related market activity.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The following is a summary of the inputs used to value each Fund’s investments as of September 30, 2015, by category:

	LEVEL 1 – Quoted Prices	LEVEL 2 – Significant Observable Inputs	LEVEL 3 – Significant Unobservable Inputs	Total
Short-Intermediate Bond Fund
Non-U.S. Government Agency Asset-Backed Securities	$-	$49,863,463	$-	$49,863,463
Corporate Bonds	-	28,752,299	-	28,752,299
Government and Agency Obligations	-	27,596,101	-	27,596,101
Preferred Stocks	426,250	-	-	426,250
Short-Term Investments	1,181,407	-	-	1,181,407
Total	$1,607,657	$106,211,863	$-	$107,819,520

30

SEMI-ANNUAL REPORT 2015

NOTES TO FINANCIAL STATEMENTS September 30, 2015 (Unaudited)

	LEVEL 1 – Quoted Prices	LEVEL 2 – Significant Observable Inputs	LEVEL 3 – Significant Unobservable Inputs	Total
Income Fund
Non-U.S. Government Agency Asset-Backed Securities	$-	$54,696,905	$-	$54,696,905
Corporate Bonds	-	40,572,179	-	40,572,179
Government and Agency Obligations	-	68,854,993	-	68,854,993
Preferred Stocks	449,500	-	-	449,500
Exchange Traded Funds	528,642	-	-	528,642
Investment Company	1,228,846	-	-	1,228,846
Short-Term Investments	2,933,354	-	-	2,933,354
Total	$5,140,342	$164,124,077	$-	$169,264,419

Balanced Fund
Common Stocks	$62,419,085	$-	$-	$62,419,085
Non-U.S. Government Agency Asset-Backed Securities	-	5,650,943	-	5,650,943
Corporate Bonds	-	12,268,927	-	12,268,927
Government and Agency Obligations	-	20,046,491	-	20,046,491
Short-Term Investments	5,925,934	-	-	5,925,934
Total	$68,345,019	$37,966,361	$-	$106,311,380

Growth Opportunities Fund
Common Stocks	$149,198,025	$-	$-	$149,198,025
Short-Term Investments	12,623,306	-	-	12,623,306
Total	$161,821,331	$-	$-	$161,821,331

Small Company Fund
Common Stocks	$248,347,562	$-	$-	$248,347,562
Short-Term Investments	5,126,238	-	-	5,126,238
Total	$253,473,800	$-	$-	$253,473,800

The Funds recognize transfers between levels as of the beginning of the period.  There were no significant transfers into or out of Level 1, 2 or 3 during the period ended September 30, 2015.  There were no significant Level 3 valuations for which unobservable valuation inputs were developed at September 30, 2015.

Guarantees and Indemnifications
In the normal course of business, the Company may enter into contracts that contain a variety of representations which provide general indemnifications for certain liabilities. Each Fund’s maximum exposure under these arrangements is unknown. However, since their commencement of operations, the Funds have not had claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Under the Company's organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, certain of the Company's contracts with service providers contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined and the Funds have no historical basis for predicting the likelihood of any such claims.

Security Transactions, Investment Income and Foreign Taxes
Securities transactions are accounted for no later than one business day following trade date. For financial reporting purposes, however, on the last business day of the reporting period, security transactions are accounted for on trade date. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Dividends and interest from non-U.S. sources received by a Fund are generally subject to non-U.S. net withholding taxes. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties, and each Fund intends to undertake any procedural steps required to claim the benefits of such treaties. Gains or losses realized on the sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

31

SEMI-ANNUAL REPORT 2015

NOTES TO FINANCIAL STATEMENTS September 30, 2015 (Unaudited)

Allocation of Expenses
Expenses directly attributable to a Fund are charged directly to that Fund, while expenses which are attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or another appropriate basis.  Expenses directly attributable to a class are charged directly to that class, while expenses attributable to both classes are allocated to each class based upon the ratio of net assets for each class as a percentage of total net assets.

Distributions to Shareholders
Dividends from net investment income are declared daily and paid monthly for the Short-Intermediate Bond and Income Funds.  The Balanced Fund declares and pay dividends from net investment income, if any, quarterly.  The Growth Opportunities Fund and Small Company Fund declare and pay dividends from net investment income, if any, annually.  Distributions of net realized capital gains, if any, are declared and distributed at least annually for all the Funds only to the extent they exceeded available capital loss carryovers.  The amount and timing of distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

3. Related Party Transactions and Fees and Agreements
Tributary Capital Management, LLC (“Tributary” or “Adviser”), a subsidiary of First National Bank of Omaha (“FNBO”), which is a subsidiary of First National Bank of Nebraska, Inc., serves as the investment adviser to the Funds. Each Fund pays a monthly fee at an annual rate of the following percentages of each Fund's average daily net assets: 0.50% for the Short- Intermediate Bond Fund, 0.60% for the Income Fund, 0.75% for each of the Balanced Fund and Growth Opportunities Fund, and 0.85% for the Small Company Fund. First National Fund Advisers (“FNFA” or “Sub-Adviser”), a division of FNBO, serves as the investment sub-adviser for the Short-Intermediate Bond Fund and Income Fund. Effective October 1, 2014, FNFA began serving as Sub-Adviser for the Tributary Balanced Fund and Tributary Growth Opportunities Fund. Sub-advisory fees paid to FNFA are paid by Tributary.

Tributary contractually agreed to waive certain of its fees until July 31, 2016, at the annual rate of the following percentages of each Fund’s average daily net assets: 0.22% for the Short-Intermediate Bond Fund, 0.27% for the Income Fund, 0.125% for the Balanced Fund, 0.12% for the Growth Opportunities Fund and 0.13% for the Small Company Fund. None of the fees waived prior to July 31, 2014 can be recaptured in subsequent periods. Effective August 1, 2014, Tributary agreed to waive advisory fees and reduce administration fees or reimburse other expenses of each Fund to the extent necessary to limit the total operating expenses of each Fund, exclusive of shareholder servicing fees, brokerage costs, interest, taxes and dividend and extraordinary expenses, to an annual rate of the percentage of each Fund’s average daily net assets as follows.

Expense Caps
Short-Intermediate Bond Fund	0.54%
Income Fund	0.64
Balanced Fund	0.99
Growth Opportunities Fund	0.94
Small Company Fund	0.99

The amounts waived for each Fund are recorded as expenses waived by Adviser in each Fund’s Statement of Operations. Tributary may recover fees waived or expenses reimbursed after August 1, 2014, for a period up to three years from the end of the fiscal year in which fees were waived or a reimbursement took place. At September 30, 2015, the amount of potentially recoverable expenses are as follows:

	Period Ended	Recoverable Amount	Expiration date to Recover Fees Waived and/or Expenses Reimbursed
Short-Intermediate Bond Fund	March 31, 2015	$196,209	March 31, 2018
	September 30, 2015	138,451	March 31, 2019
Income Fund	March 31, 2015	$208,811	March 31, 2018
	September 30, 2015	165,595	March 31, 2019
Balanced Fund	March 31, 2015	$49,264	March 31, 2018
	September 30, 2015	20,324	March 31, 2019
Growth Opportunities Fund	March 31, 2015	$77,261	March 31, 2018
	September 30, 2015	48,606	March 31, 2019
Small Company Fund	March 31, 2015	$156,283	March 31, 2018
	September 30, 2015	112,440	March 31, 2019

32

SEMI-ANNUAL REPORT 2015

NOTES TO FINANCIAL STATEMENTS September 30, 2015 (Unaudited)

JPMorgan Chase Bank, N.A. serves as the custodian for each of the Funds. Effective October 21, 2015, MUFG Union Bank, N.A. will serve as the custodian for each of the Funds. DST Systems, Inc. serves as transfer agent for the Funds, whose functions include disbursing dividends and other distributions. Tributary and Atlantic Fund Services, LLC (“Co- Administrators”) serve as co-administrators of the Funds. As compensation for its administrative services, each co-administrator is entitled to a fee, calculated daily and paid monthly based on each Fund's average daily net assets. Tributary receives 0.07% of each Fund's average daily net assets. Beacon Hill Fund Services, Inc. provides the Funds’ Anti-Money Laundering Compliance Officer and Chief Compliance Officer services.

The Company has adopted an Administrative Services Plan, which allows the Funds' Institutional Class shares to charge a shareholder services fee, pursuant to which each Fund is authorized to pay compensation at an annual rate of up to 0.25% of the average daily net assets to banks and other financial institutions, that may include the advisers, their correspondent and affiliated banks, including FNBO (each a “Service Organization”). Under the Administrative Services Plan, the Funds may enter into a Servicing Agreement with a Service Organization whereby such Service Organization agrees to provide certain record keeping and/or administrative support services for their customers or account holders who are the beneficial or record owner of the shares of a Fund. One of the Servicing Agreements the Funds maintain is with FNBO. For the period ended September 30, 2015, the Funds paid FNBO as follows: Short Intermediate Bond Fund – $1,178; Income Fund – $2,140; Balanced Fund – $584; Growth Opportunities Fund – $159; Small Company Fund – $914. The amounts accrued for shareholder service fees are included under Shareholder service fees –Institutional Class within the Statements of Operations.

4. Investment Transactions
The aggregate cost of purchases and proceeds from sales of securities, excluding U.S. Government securities and short-term investments (maturing less than one year from acquisition), for the period ended September 30, 2015, were as follows:

	Purchases	Sales
Short-Intermediate Bond Fund	$12,212,120	$11,267,617
Income Fund	31,233,761	14,170,708
Balanced Fund	24,821,834	18,787,509
Growth Opportunities Fund	56,470,086	55,354,015
Small Company Fund	46,421,207	35,436,021

The aggregate cost of purchases and proceeds from sales of long-term U.S. Government securities for the period ended September 30, 2015, were as follows:

	Purchases	Sales
Short-Intermediate Bond Fund	$7,086,905	$13,896,986
Income Fund	18,861,128	5,385,636
Balanced Fund	7,015,838	6,610,295

The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-term investments during the period ended September 30, 2015, were as follows:

5. Capital Share Transactions
The Company is authorized to issue a total of 1,000,000,000 shares of common stock, 999,999,990 of which may be issued in series with a par value of $0.00001 per share.  The Board is empowered to allocate such shares among different series of the Company’s shares without shareholder approval.

6. Federal Income Taxes
The following information is presented on an income tax basis. It is each Fund’s policy to continue to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute all of its net taxable income, including any net realized gains on investments, to its shareholders sufficient to relieve it from all, or substantially all, federal income and excise taxes. Therefore, no provision is made for federal income or excise taxes. Withholding taxes on foreign dividends have been paid or provided for in accordance with each applicable country’s tax rules and rates.

33

SEMI-ANNUAL REPORT 2015

NOTES TO FINANCIAL STATEMENTS September 30, 2015 (Unaudited)

Differences between amounts reported for financial statements and federal income tax purposes are primarily due to timing and character difference in recognizing gains and losses on investment transactions.

To the extent the differences between the amounts recognized for financial statements and federal income tax purposes are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment; temporary differences do not require reclassification. Permanent differences may include but are not limited to the following: reclassifications related to Treasury Inflation-Protected Securities, market discount, premium and/or paydown securities, REIT securities, net operating losses, expired capital loss carryforwards, distribution adjustments and redemptions-in-kind. These reclassifications have no impact on net assets.

As of September 30, 2015, the cost of investments and the components of net unrealized appreciation/(depreciation) were as follows:

	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Short-Intermediate Bond Fund	$107,987,077	$682,084	$(849,641)	$(167,557)
Income Fund	167,881,522	3,384,693	(2,001,796)	1,382,897
Balanced Fund	95,067,205	13,835,243	(2,591,068)	11,244,175
Growth Opportunities Fund	137,007,534	32,199,774	(7,385,977)	24,813,797
Small Company Fund	221,110,982	49,196,422	(16,833,604)	32,362,818

At March 31, 2015, the Funds’ last fiscal year end, the components of distributable taxable earnings for U.S. federal income tax purposes were as follows:

	Undistributed Net Investment Income*	Undistributed Net Long Term Capital Gains	Distributions Payable	Unrealized Gains**	Capital Loss Carry Forward***
Short-Intermediate Bond Fund	$168,697	$-	$(138,361)	$352,766	$(1,799,699)
Income Fund	747,138	-	(235,931)	3,559,335	-
Balanced Fund	21,117	1,153,501	-	20,046,088	-
Growth Opportunities Fund	-	12,275,590	-	56,999,579	-
Small Company Fund	1,116,669	1,296,148	-	59,925,929	-

*Undistributed net investment income includes any undistributed net short-term capital gains, if any.
**Unrealized gains are adjusted for open wash sale loss deferrals, market discount/premium amortization, late year losses and return of capital paid by REIT securities.
***Capital loss carry forward includes deferred post October loss.

The tax character of dividends and distributions paid during the Funds’ fiscal year ended March 31, 2015, were as follows:

	Net Ordinary Income*	Net Long Term Capital Gains**	Total Distributions Paid ***
Short-Intermediate Bond Fund	$2,014,344	$-	$2,014,344
Income Fund	3,303,111	-	3,303,111
Balanced Fund	103,863	8,631,905	8,735,768
Growth Opportunities Fund	1,913,084	18,237,016	20,150,100
Small Company Fund	2,657,990	20,113,762	22,771,752

*Net ordinary income consists of net taxable income derived from dividends, interest, and net short-term capital gains, if any.
**The Funds designated as long-term dividend, pursuant to the Internal Revenue code section 852(b)(3), the amount necessary to reduce earnings and profits of the Funds related to net capital gains to zero for the fiscal year ended March 31, 2015.
***Total distributions paid may differ from the Statement of Changes in Net Assets because distributions are recognized when actually paid for tax purposes.

34

SEMI-ANNUAL REPORT 2015

NOTES TO FINANCIAL STATEMENTS September 30, 2015 (Unaudited)

At March 31, 2015, the following Funds had net capital loss carryforwards available for U.S. Federal income tax purposes to offset future net realized capital gains. Details of the capital loss carryforwards are listed in the table below. Capital loss carryforwards with no expiration, if any, must be utilized prior to those with expiration date:

	Expiring Capital Loss Carryforwards		No Expiration
	Year(s) of Expiration	Amount	Short Term	Long Term	Total
Short-Intermediate Bond Fund	2016-2017	$1,429,150	$32,627	$176,045	$1,637,822

Under current tax law, certain capital losses realized after October 31, and certain ordinary losses realized after December 31 but before the end of the fiscal year ("Post-October losses" and “Late Year Losses”, respectively) may be deferred and treated as occurring on the first business day of the following fiscal year. For the year ended March 31, 2015, the Funds deferred losses to April 1, 2015 as follows:

	Post-October Losses	Late Year Ordinary Losses
Short-Intermediate Bond Fund	$161,877	$-
Growth Opportunities Fund	-	161,585

The Funds comply with FASB ASC Topic 740, “Income Taxes.” FASB ASC Topic 740 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FASB ASC Topic 740 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing each Fund’s tax return to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Funds with tax positions not deemed to meet the "more-likely-than-not" threshold would be required to record a tax expense in the current year. FASB ASC Topic 740 requires that management evaluate the tax position taken in returns for the tax years ended March 31, 2012 through March 31, 2015, which remain subject to examination by all major tax jurisdictions, including federal and the State of Nebraska. Management completed an evaluation of the Funds’ tax positions and based on that evaluation, determined that no tax liability resulted from unrecognized tax benefits related to uncertain tax positions and therefore no provision for federal income tax was required in the Funds’ financial statements for the period ended September 30, 2015.

Note 7. Change in Independent Registered Public Accounting Firm
The Board of Directors (the “Board”), with the approval and recommendation of the Audit Committee, selected Cohen Fund Audit Services (“Cohen”) to replace KPMG, LLP (“KPMG”), as the Funds’ independent registered public accounting firm for the Funds’ fiscal year ending March 31, 2016. Throughout the past two fiscal periods through the date of KPMG’s dismissal as auditor of the Funds, the Funds had no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures, which, if not resolved to the satisfaction of KPMG would have caused KPMG to make reference to the disagreement in a KPMG report, and there were no reportable events of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934. With respect to the Funds, KPMG’s audit opinions, including the past two fiscal periods, have not contained either an adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the last two fiscal years of the Funds, neither the Funds nor anyone on their behalf has consulted Cohen on items concerning the application of accounting principles to a specified transaction (either completed or proposed) or the type of audit opinion that might be rendered on the Funds’ financial statements, or concerning the subject of a disagreement of the kind described in Item 304(a)(1)(iv) of Regulation S-K or reportable events of the kind described in Item 304(a)(1)(v) of Regulation S-K.

8. Subsequent Events
Management has evaluated subsequent events for the Funds through the date the financial statements are issued, and has concluded there were no events that require adjustments to the financial statements or disclosure in the notes.

35

SEMI-ANNUAL REPORT 2015

ADDITIONAL INFORMATION September 30, 2015 (Unaudited)

Table of Shareholder Expenses
As a shareholder of the Funds, you incur ongoing costs, including management fees, shareholder servicing fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2015, through September 30, 2015.

Actual Expenses – The first line under each Fund of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes – The second line under each Fund of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Expenses Using Actual Fund Return				Expenses Using Hypothetical 5% Return
	Beginning	Ending	Expenses	Expense	Beginning	Ending	Expenses	Expense
	Account	Account	Paid	Ratio	Account	Account	Paid	Ratio
	Value	Value	During	During	Value	Value	During	During
	4/1/15	9/30/15	Period*	Period**	4/1/15	9/30/15	Period*	Period**
Short-Intermediate Bond Fund
Institutional Class	$1,000.00	$1,003.33	$3.91	0.78%	$1,000.00	$1,021.10	$3.94	0.78%
Institutional Plus Class	1,000.00	1,003.35	2.70	0.54	1,000.00	1,022.30	2.73	0.54
Income Fund
Institutional Class	1,000.00	996.32	4.19	0.84	1,000.00	1,020.80	4.24	0.84
Institutional Plus Class	1,000.00	996.26	3.19	0.64	1,000.00	1,021.80	3.23	0.64
Balanced Fund
Institutional Class	1,000.00	936.49	5.76	1.19	1,000.00	1,019.05	6.01	1.19
Institutional Plus Class	1,000.00	937.09	4.79	0.99	1,000.00	1,020.05	5.00	0.99
Growth Opportunities Fund
Institutional Class	1,000.00	872.24	5.38	1.15	1,000.00	1,019.25	5.81	1.15
Institutional Plus Class	1,000.00	873.36	4.40	0.94	1,000.00	1,020.30	4.75	0.94
Small Company Fund
Institutional Class	1,000.00	923.53	5.72	1.19	1,000.00	1,019.05	6.01	1.19
Institutional Plus Class	1,000.00	924.54	4.76	0.99	1,000.00	1,020.05	5.00	0.99

*
Expenses are equal to each Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by 365 to reflect the half-year period.

Proxy Voting Policy
Information regarding the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-662-4203. The information also is included in the Company’s Statement of Additional Information, which is available on the Funds' website at www.tributaryfunds.com and on the Securities and Exchange Commission’s (the "SEC") website at www.sec.gov.

36

SEMI-ANNUAL REPORT 2015

ADDITIONAL INFORMATION September 30, 2015 (Unaudited)

Information relating to how each Fund voted proxies relating to portfolio securities held during the most recent twelve months ended June 30 is available by writing to the Company at P.O. Box 219022, Kansas City, Missouri, 64141-6002, by calling 1-800-662-4203 and on the SEC’s website at www.sec.gov.

Quarterly Holdings
The Company files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available free of charge on the SEC’s website at www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

37

SEMI-ANNUAL REPORT 2015

INVESTMENT ADVISORY AGREEMENT APPROVAL September 30, 2015 (Unaudited)

Review and Approval of the Funds’ Advisory and Sub-Advisory Agreements

On May 27, 2015, the Board of Directors (the “Board”) of Tributary Funds, Inc. (the “Funds”), including all of the Directors who are not parties to any of the investment advisory or sub-advisory agreements for the Company or “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”), of any party to such agreements (the “Independent Directors”) voted to continue (i) the Investment Advisory Agreement dated May 3, 2010 (“Tributary Agreement”), between the Funds and Tributary Capital Management, LLC (“Tributary”), the investment adviser to the Funds, and (ii) the Investment Sub-Advisory Agreement dated November 17, 2011 (“FNFA Agreement”), between Tributary and FNFA with respect to the Short-Intermediate Bond Fund and the Income Fund (collectively, the “FNFA Funds”).

Tributary Capital Management, LLC
In its deliberations, the Board did not identify any single piece of information that was controlling or determinative for its decision respecting the investment advisory agreement with Tributary.  However, the following are the Board’s conclusions respecting the material factors the Board considered when approving the continuance of the investment advisory agreement with Tributary.

Nature, Extent, and Quality of Services to be Provided.
The Board received and considered a variety of information pertaining to the nature, extent, and quality of services to be provided by Tributary under the Tributary Agreement.  The Board reviewed biographical information for each portfolio manager to be employed by Tributary who would be providing services under the Tributary Agreement and noted the breadth and depth of experience presented. The Board carefully evaluated the nature, quality, and extent of Tributary’s advisory services.  The Board noted the apparent absence of potential conflicts of interest.  The Board also evaluated Tributary’s organization, resources, and research capabilities.  The Board requested and evaluated Tributary’s organizational documents, including its registration with the SEC.  Based on the historical financial stability of First National and its parent company as it relates to the operations of Tributary, the Board concluded that Tributary would be sufficiently capitalized to satisfy its obligations to the Funds.  After reviewing the foregoing information and further information in Tributary’s responses (e.g., descriptions of Tributary’s business, its compliance programs, and its Form ADV), the Board concluded that, in light of all the facts and circumstances, the quality, extent, and nature of the services to be provided by Tributary were satisfactory and adequate for the Funds.

Investment Performance.
The Board recognized that the investment objective and principal investment strategies of the Funds are expected to continue substantially unchanged under the extended Tributary Agreement.  It was noted that the portfolio management team at Tributary managing the Small Company Fund would continue to manage that Fund.  The Board reviewed the Morningstar and Lipper “peer groups” as an appropriate benchmark for evaluating the performance to be achieved by Tributary for the Funds.  The Board noted that each of the Fund’s performance, for both the Institutional Class and the Institutional Plus Class, outperformed some comparable funds and underperformed others. The Board noted that the Small Company Fund (Institutional Class) outperformed its Lipper peer group average and Morningstar peer group average for the one-year, five-year and ten-year periods, and its benchmark for the ten-year and since-inception periods. The Board noted that the Small Company Fund (Institutional Plus Class) outperformed its Lipper peer group average and Morningstar peer group average for the one-year period.  Additionally, the Board noted that the performance data for the Balanced Fund, Growth Opportunities Fund, Income Fund, and Short-Intermediate Bond Fund for which Tributary advises will be next discussed during the review of FNFA, the sub-adviser to those Funds.

After reviewing and discussing the performance of the Funds further, Tributary’s portfolio managers’ experience managing the Funds, and Tributary’s historical investment performance, and other relevant factors, the Board concluded, in light of all the facts and circumstances, that the investment performance of the Funds and Tributary was satisfactory.

Cost of Services Provided and Profitability.
The Board reviewed Tributary’s current advisory fee in relation to the nature, extent, and quality of services to be provided by Tributary.  The Board noted that the advisory fees were consistent with current advisory fees charged by similar advisers for comparable funds with comparable objectives.  The Board also noted that the Funds’ expense ratios (Institutional Class) were consistent with expense ratios of funds within their peer group.  The Board considered that the Small Company Fund’s advisory fees and total expense ratio are lower than the respective peer group averages.  The Expense Cap Agreement, further discussed below, as currently in place, was reviewed and it is noted will be continued; this Agreement allows for overall expenses for Fund shareholders to remain competitive.  Based on the foregoing,

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SEMI-ANNUAL REPORT 2015

INVESTMENT ADVISORY AGREEMENT APPROVAL September 30, 2015 (Unaudited)

the Board concluded that the fees to be paid to Tributary, the costs of the services to be provided, and the profits that may be realized by Tributary, in light of all the facts and circumstances, were fair and reasonable in relation to the nature and quality of the services provided by Tributary and that they reflected charges within a range of what could have been negotiated at arm’s length.

Economies of Scale.
The Board also noted that Tributary could realize economies of scale and synergies of operations as it manages the Funds but that the small number of investment professionals and limited amount of assets under management could limit such economies of scale.

Employment Arrangements.
The Board considered Tributary’s personnel, as well as its plans for attracting and retaining high quality investment professionals.  The Board reviewed each of these individual’s biographies.  The Board also considered Tributary’s method for determining the compensation of each of the portfolio managers proposed to continue to be assigned to the Funds.  It was noted that Tributary offers a competitive compensation package that includes incentive bonus payments, firm contributions to 401K plans and continuing education.  Finally, it was noted that Tributary provides a workplace environment that is conducive to attracting and retaining high quality investment professionals.  The Board found this method to be consistent with methodologies used in the industry.

Legal Consideration. The Board noted that it was not aware of any pending or anticipated legal proceedings or investigations involving Tributary.

Other Considerations. The Board also identified and considered benefits that could be anticipated to accrue to Tributary because of its relationship with the Funds, including enhanced marketing.

Based on the Board’s deliberations and its evaluation of the information described above, the Board unanimously, including all of its Independent Directors concluded (a) that the terms of the Tributary Agreement are fair and reasonable; and (b) that Tributary fees under the Tributary Agreement are reasonable in light of the services that Tributary will provide to the Funds.

First National Fund Advisers

In its deliberations, the Board did not identify any single piece of information that was controlling or determinative for its decision respecting the investment advisory agreement with FNFA.  However, the following are the Board’s conclusions respecting the material factors the Board considered when approving the continuance of the investment advisory agreement with FNFA.

Nature, Extent, and Quality of Services to be Provided.
The Board received and considered a variety of information pertaining to the nature, extent, and quality of services to be provided by FNFA under the FNFA Agreement.  The Board reviewed biographical information for each portfolio manager employed by FNFA who would be providing services under the FNFA Agreement and noted the breadth and depth of experience presented (including that of the personnel servicing the FNFA Funds). The Board carefully evaluated the nature, quality, and extent of FNFA’s advisory services, including its services as sub-adviser to Tributary on behalf of the FNFA Funds.  The Board noted the apparent absence of potential conflicts of interest.  The Board also evaluated FNFA’s organization, resources, and research capabilities, which the Board noted were consistent with those of Tributary.  The Board requested and evaluated FNFA’s organizational documents, including its registration with the SEC.  Based on the historical financial stability of First National and its parent company as it relates to the operations of FNFA, the Board concluded that FNFA (through Tributary) would be sufficiently capitalized to satisfy its obligations to the Funds.  After reviewing the foregoing information and further information in FNFA’s responses (e.g., descriptions of FNFA’s business, its compliance programs, and its Form ADV), the Board concluded that, in light of all the facts and circumstances, the quality, extent, and nature of the services to be provided by FNFA were satisfactory and adequate for the FNFA Funds.

Investment Performance.
The Board recognized that the investment objective and principal investment strategies of the FNFA Funds are expected to continue substantially unchanged under the extended FNFA Agreement.  It was noted that the portfolio management team at FNFA managing the FNFA Funds would continue to manage such funds. The Board reviewed the Morningstar and Lipper “peer groups” as an appropriate benchmark for evaluating the performance to be achieved by FNFA for the FNFA Funds.  The Board noted that each of the FNFA Funds performance, for both the Institutional Class and the Institutional Plus Class, outperformed some comparable funds and underperformed others. The Board noted that the Balanced Fund (Institutional Class) outperformed its Lipper and Morningstar peer group averages and its composite benchmark for the one-year, three-year, five-year, and ten-year periods and that the Balanced Fund (Institutional Plus Class) outperformed its Lipper and Morningstar peer group averages and its composite benchmark for the one-year and three-year periods.  The Board next considered that the Growth Opportunities Fund (Institutional Class) outperformed its Lipper peer group average and Morningstar peer group average for all periods and outperformed its benchmark for the one-year, three-year and since-inception periods but underperformed its benchmark for the five-year and ten-year periods.  The Board also noted that the Growth Opportunities Fund (Institutional Plus Class) outperformed its Lipper peer group average and Morningstar peer group average for the one-year and third-year periods and underperformed its benchmark for the one-year and third-year periods.  The Board noted that the Income Fund (Institutional Class) underperformed its Lipper peer group average for all periods outperformed its benchmark for the three-year period.  The Board noted that the Income Fund (Institutional Class) outperformed its Morningstar peer group average for the one-, three-, and five-year periods. The Board noted that the Income Fund (Institutional Plus Class) outperformed its Morningstar peer

39

SEMI-ANNUAL REPORT 2015

INVESTMENT ADVISORY AGREEMENT APPROVAL September 30, 2015 (Unaudited)
group average for the one-year, three-year, and ten-year periods and its benchmark for the three-year period. The Board next noted that the Short-Intermediate Bond Fund (Institutional Class) underperformed its Lipper peer group average for all periods and outperformed in Morningstar peer group average for all periods and its benchmark for the three-year period.  The Board also noted that Short-Intermediate Bond Fund (Institutional Plus Class) outperformed its Lipper peer group average for the three-year period, its Morningstar peer group average for the all periods, and its benchmark for the three-year period. After reviewing and discussing the performance of the Funds further, FNFA’s portfolio managers’ experience managing the FNFA Funds, FNFA’s historical investment performance, and other relevant factors, the Board concluded, in light of all the facts and circumstances, that the investment performance of the FNFA Funds and FNFA was satisfactory.

Cost of Services Provided and Profitability.
The Board reviewed the rate of FNFA’s sub-advisory fee in relation to the nature, extent, and quality of services to be provided by FNFA.  The Board noted the consistency of the proposed sub-advisory fees with current sub-advisory fees charged by similar sub-advisers for comparable funds with comparable objectives.  The Board noted that the fees charged by FNFA would remain the same as the fees currently charged by FNFA and that Tributary – not the FNFA Funds – would pay the proposed sub-advisory fees to FNFA.  The Board also noted that the FNFA Funds’ expense ratios were in line with expense ratios of funds within their peer group.  The Expense Cap Agreement, further discussed below, as currently in place, was reviewed and it is noted will be continued; this Agreement allows for overall expenses for Fund shareholders to remain competitive.

The Board considered that the Balanced Fund’s advisory fees are slightly higher than the respective peer group averages but that its total expense ratio is equal to its respective peer group average. The Board considered that the Growth Opportunities Fund’s advisory fees are slightly higher than the respective peer group averages but that its total expense ratio is equal to its respective peer group average. The Board considered that the Income Fund’s advisory fees and total expense ratio are slightly higher than its respective peer group averages. The Board considered that the Short-Intermediate Bond Fund’s advisory fees are lower than the respective peer group averages but that the total expense ratio was slightly higher that than its peer group average.  Based on the foregoing, the Board concluded that the fees to be paid to FNFA, the costs of the services to be provided, and the profits that may be realized by FNFA, in light of all the facts and circumstances, were fair and reasonable in relation to the nature and quality of the services provided by FNFA and that they reflected charges within a range of what could have been negotiated at arm’s length.

Economies of Scale.
The Board also noted that FNFA could realize economies of scale and synergies of operations as it manages the FNFA Funds but that the small number of investment professionals and small amount of assets under management could limit such economies of scale.

Employment Arrangements.
The Board considered FNFA’s personnel as well as its plans for attracting and retaining high quality investment professionals.  The Board reviewed each of these individuals’ biographies.  The Board also considered FNFA’s method for determining the compensation of each of the portfolio managers.  It was noted that FNFA offers a competitive compensation package that includes incentive bonus payments, firm contributions to 401K plans and continuing education.  Finally, it was noted that FNFA provides a workplace environment that is conducive to attracting and retaining high quality investment professionals.  The Board found this method to be consistent with methodologies used by Tributary.

Legal Consideration.
The Board noted that it was not aware of any pending or anticipated legal proceedings or investigations involving FNFA.

40

SEMI-ANNUAL REPORT 2015

INVESTMENT ADVISORY AGREEMENT APPROVAL September 30, 2015 (Unaudited)

Other Considerations.
The Board also identified and considered benefits that could be anticipated to accrue to FNFA because of its relationship with the FNFA Funds, including enhanced marketing.

Based on the Board’s deliberations and its evaluation of the information described above, the Board unanimously, including all of its Independent Directors concluded (a) that the terms of the FNFA Agreement are fair and reasonable; and (b) that FNFA’s fees under the FNFA Agreement are reasonable in light of the services that FNFA provided to the FNFA Funds.

TRIBUTARY FUNDS

Investment Adviser
Tributary Capital Management, LLC
1620 Dodge Street, Stop 1089
Omaha, Nebraska 68197

Investment Sub-Adviser
(Short-Intermediate Bond Fund, Income Fund, Balanced Fund and Growth Opportunities Fund only)
First National Fund Advisers
215 West Oak Street, 4th Floor
Fort Collins, Colorado 80521

Custodian
MUFG Union Bank, N.A.
350 California Street
San Francisco, California 94104

Co-Administrators
Atlantic Fund Services, LLC
Three Canal Plaza
Portland, Maine 04101

Tributary Capital Management, LLC
1620 Dodge Street, Stop 1089
Omaha, Nebraska 68197

Distributor
Northern Lights Distributors, LLC
17605 Wright Street
Omaha, Nebraska 68130

Legal Counsel
Husch Blackwell LLP
13330 California Street, Suite 200
Omaha, Nebraska 68154

Compliance Services
Beacon Hill Fund Services, Inc.
325 John H. McConnell Blvd, Suite 150
Columbus, Ohio 43215

This report has been prepared for the general information of Tributary Funds' shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Tributary Funds' prospectus. The prospectus contains more complete information about Tributary Funds' investment objectives, management fees and expenses, risks and operating policies. Please read the prospectus carefully before investing or sending money.

For more information
call 1-800-662-4203

or write to:
Tributary Funds Service Center
P.O. Box 219022
Kansas City, Missouri 64121-9022

or go to:
www.tributaryfunds.com

or email:
ClientServices@tributarycapital.com

1445-NLD-11/02/2015
TF-SAR-0915

ITEM 2. CODE OF ETHICS.
Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6. INVESTMENTS.

(a)	Included as part of the report to shareholders under Item 1.
(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Directors since the registrant last disclosed such procedures.

ITEM 11. CONTROLS AND PROCEDURES
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.

 (b) There were no changes in the Registrant’s internal control over financial reporting (as defined in
Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)  Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002 (Exhibits filed herewith).

(a)(3)  Not applicable.

(b)      Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002 (Exhibit filed herewith).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant                      Tributary Funds, Inc.

By                  /s/ Karen Shaw
       Karen Shaw
       Treasurer

Date           November 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By                 /s/ Stephen R. Frantz
       Stephen R. Frantz
       President

Date           November 24, 2015

By                 /s/ Karen Shaw
       Karen Shaw
       Treasurer

Date           November 24, 2015